UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06652

Julius Baer Investment Funds
(Exact name of registrant as specified in charter)

330 Madison Avenue, New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tony Williams 330 Madison Avenue, New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 297-3600

Date of fiscal year end:	October 31

Date of reporting period:	January 31

Item 1. Schedule of Investments

JULIUS BAER GLOBAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

January 31, 2007 (Unaudited)

(Percentage of Net Assets)

		Market
Share		Value
Amount	Description	(Note 2)
COMMON STOCKS—95.2%
United States—38.7%
21,520	Activision Inc (3) *	366,486
9,230	Aetna Inc	389,137
2,640	Air Products & Chemicals	197,102
21,420	Alberto-Culver Co	489,875
4,490	Apple Inc *	384,928
14,130	Aqua America (3)	313,827
11,030	ArthroCare Corp (3) *	407,007
7,568	Bank of America	397,925
4,880	Biomet Inc	206,717
7,670	BJ Services	212,152
6,890	Boeing Co	617,068
13,110	Carrizo Oil & Gas *	376,257
7,870	Celgene Corp *	422,462
1,219	Century Casinos *	13,104
7,500	Cintas Corp	308,625
5,040	Clear Channel Outdoor - Class A *	145,757
12,610	Coach Inc *	578,295
5,900	CR Bard	486,868
4,140	Daktronics Inc	143,120
18,220	E*Trade Financial (3) *	444,204
10,500	Fair Isaac	418,110
5,300	Genentech Inc *	463,061
15,647	General Electric	564,074
830	Google Inc - Class A *	416,079
8,270	Henry Schein *	419,868
9,460	Hewlett-Packard	409,429
10,290	Hexcel Corp (3) *	197,980
30,480	Hudson City Bancorp	419,710
17,370	Intel Corp	364,075
3,560	IntercontinentalExchange Inc (3) *	464,758
8,815	JPMorgan Chase	448,948
18,460	Juniper Networks (3) *	334,495
6,550	Laboratory Corp of America *	481,032
2,190	Lamar Advertising *	145,153
5,170	Legg Mason	542,075
11,769	Macquarie Infrastructure	431,569
7,350	Medco Health Solutions *	435,194
6,540	Moody’s Corp	468,002
5,660	Morgan Stanley	468,591
8,310	Network Appliance *	312,456
19,975	News Corp - Class B	488,389
7,930	NII Holdings - Class B (3) *	585,234
7,350	Nordstrom Inc	409,469
13,260	Nuveen Investments - Class A	656,370
2,080	Nymex Holdings (3) *	267,966
3,580	Omnicom Group	376,616
7,094	Pepsico Inc	462,813
6,632	Procter & Gamble	430,218
19,100	QLogic Corp *	349,530
10,130	Rowan Companies	333,176

1

3,550	RTI International Metals (3) *	290,213
40,160	Sally Beauty *	353,408
6,910	Stericycle Inc *	532,070
15,530	Symantec Corp (3) *	275,036
15,870	The Cheesecake Factory *	438,488
22,060	The Colonial BancGroup	541,352
2,562	United Parcel Service - Class B	185,181
5,590	United Technologies	380,232
16,040	Urban Outfitters *	391,376
13,040	Valero Energy	707,811
10,190	Weight Watchers International	550,566
11,180	Whole Foods Market	482,864
		24,593,953
United Kingdom—6.5%
11,541	Aegis Group (1)	32,154
3,650	Amec PLC (1)	33,317
5,009	Anglo American (1)	232,668
2,919	BAE Systems (1)	24,043
4,900	BHP Billiton (1)	91,829
9,322	BP PLC (1)	98,114
4,417	Burberry Group (1)	57,276
26,195	Compass Group (1)	156,446
17,378	Diageo PLC (1)	337,454
1,740	Firstgroup PLC (1)	18,691
16,497	GlaxoSmithkline PLC (1)	443,268
9,190	Highland Gold Mining (1) *	31,718
1,807	Imperial Tobacco (1)	73,557
2,180	Intertek Group (1)	36,803
13,130	KKR Private Equity Investors	306,586
1,010	National Express (1)	21,137
1,643	Peter Hambro Mining (1) *	36,422
5,665	Prudential PLC (1)	76,338
3,320	Reckitt Benckiser (1)	159,591
12,540	Rentokil Initial (1)	39,785
2,320	Rio Tinto (1)	124,656
24,925	Rolls-Royce Group (1) *	228,359
893	SABMiller PLC (1) *	20,206
4,823	Scottish & Newcastle (1)	51,380
25,980	Smith & Nephew (1)	291,294
1,703	Smiths Group (1)	35,782
28,890	Tesco PLC (1)	236,947
205,897	Vodafone Group (1)	598,959
7,359	William Hill (1)	92,833
1,024	Wolseley PLC (1)	26,422
9,325	WPP Group (1)	136,678
		4,150,713
France—6.2%
230	Accor SA (1)	19,011
570	Aeroports de Paris (1) *	47,579
1,073	Air Liquide (1)	249,398
436	Atos Origin (1) *	24,363
1,031	BNP Paribas (1)	115,484
1,227	Bouygues SA (1)	82,679
1,331	CIE de Saint-Gobain (1)	125,846
240	EDF Energies Nouvelles (1) *	12,326

2

2,551	Electricite de France (1)	178,112
220	Eurazeo (1)	30,427
6,830	France Telecom (1)	189,204
880	Gaz de France (1)	37,877
1,213	Generale de Sante	47,657
170	Hermes International (1)	20,734
1,783	JC Decaux (1)	53,107
2,394	Lafarge SA (1)	365,570
447	Lagardere S.C.A. (1)	35,088
3,007	LVMH Moet Hennessy Louis Vuitton (1)	316,165
970	Natixis (1)	27,308
1,020	Neuf Cegetel (1) *	37,030
1,090	Pernod-Ricard (1)	223,756
925	PPR (1)	136,078
500	PSA Peugeot Citroen (1)	32,817
985	Publicis Groupe (1)	42,285
478	Renault SA (1)	59,230
4,062	Sanofi-Aventis (1)	357,709
2,281	Societe Television Francaise 1 (1)	77,048
3,789	Suez SA (1)	185,720
8,380	Total SA (1)	564,190
580	Veolia Environnement (1)	40,701
835	Vinci SA (1)	114,899
1,510	Vivendi (1)	62,196
		3,911,594
Germany—5.7%
1,531	Aareal Bank (1) *	72,464
346	Adidas AG (1)	16,601
816	Bilfinger Berger (1)	63,578
11,033	Commerzbank AG (1)	467,121
157	Continental AG (1)	18,948
2,330	DaimlerChrysler AG - Registered (1)	144,331
1,487	Deutsche Bank - Registered (1)	209,589
608	Deutsche Boerse (1)	127,399
10,538	Deutsche Post - Registered (1)	323,251
1,512	Deutsche Postbank (1)	129,702
947	E.ON AG (1)	128,463
7,036	Fraport AG (1)	536,951
485	Fresenius AG (1)	97,454
670	Fresenius Medical Care (1)	89,597
804	Henkel KGaA (1)	111,957
1,443	Hypo Real Estate (1)	95,166
1,640	IKB Deutsche Industriebank (1)	68,970
6,107	IVG Immobilien (1)	278,271
1,750	KarstadtQuelle AG (1) *	56,367
2,240	Landesbank Berlin (1) *	20,779
130	MAN AG (1)	13,636
180	Merck KGaA (1)	20,926
270	Metro AG (1)	18,427
260	MTU Aero Engines (1)	13,832
60	Puma AG (1)	21,818
498	Rhoen-Klinikum AG (1)	25,886
1,200	SAP AG (1)	55,352
3,326	Siemens AG - Registered (1)	365,303
298	Solarworld AG (1)	23,132

3

320	Symrise (1) *	8,420
110	Wacker Chemie (1) *	17,693
		3,641,384
Japan—4.3%
260	Acom Co (1)	9,855
820	Aeon Credit Service (1)	15,630
330	Aiful Corp (1)	10,032
710	Aisin Seiki (1)	23,126
3,300	Bosch Corp (1)	16,253
1,995	Canon Inc (1)	104,981
520	Credit Saison (1)	18,745
1,870	Daihatsu Motor (1)	19,081
800	Daikin Industries (1)	26,431
1,420	Daiwa Securities (1)	17,483
1,340	Denso Corp (1)	53,720
5	East Japan Railway (1)	34,690
780	Eisai Co (1)	40,073
15	Fuji Television Network (1)	33,747
2,118	Fujitsu Ltd (1)	15,877
2,872	Honda Motor (1)	112,739
550	Hoya Corp (1)	19,943
330	Ibiden Co (1)	16,381
2,850	Itochu Corp (1)	24,894
12	Japan Tobacco (1)	57,844
753	JS Group (1)	17,175
740	JSR Corp (1)	17,588
2,419	Kubota Corp (1)	25,590
300	Kyocera Corp (1)	27,571
420	Makita Corp (1)	14,767
5,674	Matsushita Electric Industrial (1)	112,872
2,000	Mitsubishi Electric (1)	18,098
13	Mitsubishi UFJ Financial (1)	157,496
1,017	Mitsui Fudosan (1)	26,378
21	Mizuho Financial (1)	151,338
1,008	NGK Spark Plug (1)	20,511
1,840	NHK Spring (1)	19,258
150	Nintendo Co (1)	44,446
1,000	Nippon Electric Glass (1)	23,855
4	Nippon Telegraph & Telephone (1)	19,959
840	Nitto Denko (1)	41,357
900	NOK Corp (1)	15,792
2,506	Nomura Holdings (1)	50,939
2,000	NSK Ltd (1)	18,284
20	NTT DoCoMo (1)	30,469
120	ORIX Corp (1)	34,440
480	Promise Co (1)	16,980
3,380	Ricoh Co (1)	73,655
2	Sapporo Hokuyo (1)	20,055
700	Sega Sammy (1)	18,021
14,630	Seiyu Ltd (1) *	22,042
1,960	Sharp Corp (1)	33,442
1,648	Sony Corp (1)	76,053
1,480	Stanley Electric (1)	30,617
4,000	Sumitomo Chemical (1)	30,857
1,288	Sumitomo Corp (1)	20,087

4

1,260	Sumitomo Electric Industries (1)	19,279
3,080	Sumitomo Metal Industries (1)	13,060
17	Sumitomo Mitsui Financial (1)	173,982
2,420	Suzuki Motor (1)	69,581
550	Takeda Pharmaceutical (1)	35,824
460	Takefuji Corp (1)	18,498
2,000	Teijin Ltd (1)	11,359
3,610	The Bank of Fukuoka (1)	28,698
6,118	The Bank of Yokohama (1)	49,665
3,040	The Chiba Bank (1)	27,365
2,230	The Sumitomo Trust & Banking (1)	23,852
2,000	Toray Industries (1)	15,185
3,310	Toyota Motor (1)	217,617
620	Yamada Denki (1)	51,454
1,270	Yamaha Motor (1)	39,366
1,400	Yamato Holdings (1)	20,984
1,300	Yokogawa Electric (1)	21,171
		2,738,457
Switzerland—4.0%
810	Adecco SA (1)	51,990
430	BKW FMB Energie (1)	49,674
3,757	Compagnie Financiere Richemont (1)	208,987
2,755	Credit Suisse - Registered (1)	194,799
383	Dufry Group (1) *	32,385
40	Givaudan - Registered (1)	36,155
2,935	Holcim Ltd (1)	291,309
1,203	Nestle SA - Registered (1)	439,906
5,939	Novartis AG - Registered (1)	341,784
2,183	Roche Holding (1)	410,184
119	SGS SA (1)	130,683
480	Syngenta AG - Registered (1) *	88,419
980	The Swatch Group (1)	231,902
		2,508,177
Italy—3.2%
2,112	Assicurazioni Generali (1)	91,051
23,299	Banca CR Firenze (1)	84,347
8,180	Banca Intesa	61,847
36,254	Banca Intesa-RNC (1)	268,846
870	Banca Italease (1)	60,376
1,239	Banca Popolare dell’ Emilia Romagna (1)	33,163
10,384	Banca Popolare di Milano (1)	175,450
123	Banca Popolare Emilia Romagna (1) *	3,235
11,100	Banca Popolare Italiana (1) *	172,553
1,324	Banche Popolari Unite (1)	37,452
3,055	Banco Popolare di Verona e Novara (1)	95,680
29,254	Beni Stabili (1)	48,247
2,760	Bulgari SpA (1)	40,313
3,110	Buzzi Unicem (1)	87,759
18,951	Capitalia SpA (1)	170,426
5,751	Credito Emiliano (1)	85,294
3,680	Eni SpA (1)	118,186
1,210	Finmeccanica SpA (1)	34,127
4,349	Geox SpA (1)	70,032
1,266	Luxottica Group (1)	39,415
5,755	Parmalat SpA (1) *	25,802

5

11,940	Telecom Italia (1)	35,300
23,869	UniCredito Italiano (1)	221,902
		2,060,803
Poland—2.7%
421	Agora SA (1)	5,434
471	Bank BPH (1)	164,725
1,010	Bank Handlowy w Warszawie (1)	30,077
37,970	Bank Millenium (1)	139,972
5,749	Bank PEKAO (1)	481,999
2,490	Bank Zachodni WBK (1)	221,275
2,533	Budimex SA (1) *	87,481
2,837	CCC SA (1)	46,316
1,428	Opoczno SA (1) *	21,342
23,666	PKO Bank Polski (1)	391,701
9,538	Polski Koncern Miesny Duda (1) *	45,427
12,683	Telekomunikacja Polska (1)	108,601
		1,744,350
Russia—2.2%
400	AvtoVAZ GDR	30,147
1,530	CTC Media *	32,910
440	Gazpromneft	1,932
1,286	LUKOIL ADR (3)	101,864
889	MMC Norilsk Nickel ADR (3)	150,574
20,930	NovaTek OAO	113,022
3,044	OAO Gazprom ADR (3)	131,289
1,477	OAO Rosneft Oil	13,190
19,614	OAO Rosneft Oil GDR (1) *	176,576
1	OJSC Evrocement (2) *	12,700
1,483	Polyus Gold ADR *	72,111
57	Sberbank RF	188,100
32,521	TNK-BP	73,985
1,585	Unified Energy System GDR (1)	186,233
5,830	Uralkaliy CLS	9,211
5,300	Uralsvyazinform ADR (3)	74,730
2,921	VolgaTelecom ADR (3)	37,097
		1,405,671
Netherlands—2.1%
654	Euronext NV (1)	79,714
773	Heineken NV (1)	39,133
5,372	ING Groep (1)	234,308
820	Koninklijke Vopak NV (1)	42,907
6,812	Royal KPN (1)	98,050
1,862	Royal Numico (1)	98,512
6,117	Royal Philips Electronics (1)	238,240
7,039	TNT NV (1)	319,161
5,705	Unilever NV (1)	151,433
970	Vedior NV (1)	20,053
		1,321,511
Austria—1.9%
2,887	Erste Bank der Oesterreichischen Sparkassen (1)	225,275
626	Flughafen Wien (1)	62,233
7,855	Immoeast Immobilien Anlagen (1) *	117,833
2,597	OMV AG (1)	138,624
1,910	Raiffeisen International Bank (1)	291,714
3,950	Telekom Austria (1)	107,627

6

1,649	Wiener Staedtische Versicherung (1)	120,358
2,030	Wienerberger AG (1)	125,127
		1,188,791
Sweden—1.8%
2,701	Getinge AB - Class B (1)	58,755
640	Hennes & Mauritz - Class B (1)	34,723
1,049	Modern Times - Class B (1) *	66,445
15,052	Nordea AB (1)	235,441
8,915	Skandinaviska Enskilda Banken (1)	296,899
3,293	Skanska AB - Class B (1)	68,704
8,167	Swedbank AB (1)	309,074
13,009	Telefonaktiebolaget LM Ericsson - Class B (1)	51,551
3,843	TeliaSonera AB (1)	30,772
		1,152,364
Hungary—1.7%
46,336	Magyar Telekom Telecommunications (1)	235,351
16,941	OTP Bank (1)	755,554
550	Richter Gedeon (1)	110,466
		1,101,371
Hong Kong—1.4%
25,650	China Merchants Holdings International (1)	94,924
16,000	Clear Media (1) *	19,640
64,630	Emperor Entertainment Hotel (1)	14,493
30,850	Galaxy Entertainment (1) *	31,432
12,470	Hutchison Telecommunications International (1) *	30,209
50,200	Melco International Development (1)	106,805
23,095	Melco PBL Entertainment Macau ADR *	446,657
97,650	Shun TAK (1)	131,048
54,600	Texwinca Holdings (1)	42,193
		917,401
Australia—1.3%
7,596	BHP Billiton (1)	155,076
4,087	Brambles Ltd (1) *	44,123
925	CSL Ltd (1)	49,964
1,580	John Fairfax (1)	6,068
81,945	Macquarie Airports Management (1)	226,686
10,060	Newcrest Mining (1)	163,633
800	Publishing & Broadcasting (1)	12,238
2,801	Rio Tinto (1)	167,439
		825,227
Canada—1.3%
4,071	Bema Gold *	23,762
3,929	Eldorado Gold *	22,368
13,100	Ivanhoe Mines *	127,293
910	Potash Corp of Saskatchewan	141,295
9,220	Ultra Petroleum *	481,284
		796,002
Finland—1.2%
710	Elisa Oyj - Class A (1)	20,849
7,588	Fortum Oyj (1)	208,694
8,772	Nokia Oyj (1)	192,484
1,420	Orion Oyj - Class B (1) *	32,134
3,440	Sampo Oyj - Class A (1)	94,103
1,530	Sanoma-WSOY Oyj - Class B (1)	44,260
890	Stockmann Oyj - Class B (1)	41,470

7

400	Wartsila Oyj - Class B (1)	22,962
4,610	YIT Oyj (1)	122,889
		779,845
Czech Republic—1.1%
4,588	Komercni Banka (1)	684,286

Belgium—1.0%
547	Almancora Comm Va (1)	81,757
2,708	Fortis (1)	113,890
3,723	KBC Groupe (1)	468,127
		663,774
Cyprus—0.9%
15,973	Bank of Cyprus (1)	243,357
27,450	Marfin Popular Bank Public *	296,060
		539,417
Romania—0.6%
16,490	BRD-Groupe Societe Generale	135,381
90,930	Impact SA *	24,826
1,019,413	SNP Petrom	235,507
		395,714
Norway—0.6%
1,200	Cermaq ASA (1)	19,453
2,254	DnB NOR (1)	33,857
4,270	Norsk Hydro (1)	137,421
960	Orkla ASA (1)	57,544
1,508	Statoil ASA (1)	40,330
4,300	Telenor ASA (1)	87,640
		376,245
China—0.6%
175,970	Beijing Capital International Airport - Class H (1)	163,142
108,300	China Communications Construction - Class H (1) *	123,291
26,500	Weiqiao Textile - Class H (1)	39,700
49,040	Wumart Stores - Class H (1)	34,539
		360,672
Mexico—0.6%
750	Cemex SAB ADR *	26,535
370	Desarrolladora Homex ADR *	22,000
240	Fomento Economico Mexicano ADR	28,817
1,214	Grupo Aeroportuario del Sureste ADR	52,785
23,004	Grupo Financiero Banorte	91,218
1,804	Grupo Televisa ADR	53,146
20,150	Urbi Desarrollos Urbanos *	71,907
		346,408
Turkey—0.6%
3,984	Acibadem Saglik Hizmetleri ve Ticaret (1)	41,194
4,990	Anadolu Sigorta (1)	8,671
48,068	Dogan Sirketler Grubu (1)	81,554
10,032	Haci Omer Sabanci (1)	42,023
19,589	Turkiye Garanti Bankasi (1)	74,213
19,091	Turkiye Is Bankasi (1)	91,673
1,520	Yapi Kredi Sigorta (1) *	6,840
		346,168
Spain—0.4%
17,645	Corporacion Mapfre (1)	88,596
560	Gamesa Corporacion Tecnologica (1)	15,334

8

682	Inditex SA (1)	38,719
6,260	Telefonica SA (1)	136,867
		279,516
South Korea—0.4%
210	Hyundai Motor (1)	15,032
92	NHN Corp (1) *	12,141
362	Samsung Electronics (1)	224,141
		251,314
Denmark—0.4%
280	ALK-Abello A/S (1)	64,805
1,580	Novo-Nordisk - Class B (1)	135,590
120	Rockwool International AS - Class B (1)	22,019
570	Vestas Wind Systems (1) *	25,296
		247,710
Croatia—0.2%
102	Atlantska Plovidba	18,736
528	Dom Holding *	15,753
84	Ericsson Nikola Tesla	41,671
205	FIMA Validus *	4,994
18	Institut Gradevinarstva Hrvatske *	12,987
492	Podravka Prehrambena Industija d.d. *	42,995
347	Proficio Dd (2) *	4,288
32	Viadukt Dd	8,192
		149,616
Portugal—0.2%
6,600	Energias de Portugal (1)	32,871
4,650	Jeronimo Martins (1)	116,141
		149,012
Ukraine—0.2%
644,032	UkrTelecom *	148,427

India—0.2%
2,050	State Bank of India GDR (1)	133,283

Greece—0.2%
4,241	Hellenic Telecommunication Organization (1) *	126,157

Multinational—0.2%
790	Central European Media Enterprises - Class A (3) *	68,564
640	Millicom International Cellular (3) *	42,522
		111,086
Philippines—0.1%
2,810	Ayala Corp (1)	36,223
98,340	Ayala Land (1)	35,359
12,084	Bank of the Philippine Islands (1)	17,805
		89,387
Ireland—0.1%
20,332	Dragon Oil (1) *	71,849

Estonia—0.1%
19,076	Tallink Group *	38,422

Venezuela—0.1%
2,860	CIA Anonima Nacional TeleFonos De Venezuela ADR	38,353

9

Malaysia—0.1%
16,190	Sime Darby Berhad (1)	37,981

Thailand—0.1%
2,490	Bangkok Bank (1) *	7,732
2,210	Bangkok Bank - Foreign Registered Shares (1)	7,241
59,600	Krung Thai Bank (1) *	20,903
		35,876
Brazil—0.0%
1,121	Diagnosticos da America (1) *	22,417

Kazakhstan—0.0%
890	Kazakhgold GDR (1) *	21,190

Egypt—0.0%
130	Orascom Telecom Holding GDR (1)	8,969

TOTAL COMMON STOCKS (Cost $54,472,023)		60,510,863

		Market
Share		Value
Amount	Description	(Note 2)
PREFERRED STOCKS—0.2%
Germany—0.2%
2,700	ProsiebenSat.1 Media (1)	90,623

Croatia—0.0%
320	Adris Grupa dd	26,156

TOTAL PREFERRED STOCKS (Cost $92,181)		116,779

		Market
Share		Value
Amount	Description	(Note 2)
INVESTMENT FUNDS—0.2%
Romania—0.2%
19,500	SIF 1 Banat Crisana Arad	24,796
21,000	SIF 2 Moldova Bacau	25,981
16,000	SIF 3 Transilvania Brasov	19,001
29,000	SIF 4 Muntenia Bucuresti	20,597
18,500	SIF 5 Oltenia Craiova	25,008
		115,383
Luxembourg—0.0%
1,850	Prologis European Properties (1)	36,776

TOTAL INVESTMENT FUNDS (Cost $89,221)		152,159

10

		Market
Share		Value
Amount	Description	(Note 2)
RIGHTS—0.1%
Poland—0.1%
9,538	Poland Polski Koncern Miiesny Rights, Expires TBD *	45,138

Germany—0.0%
180	Merck KGaA Rights, Expires TBD *	369

TOTAL RIGHTS (Cost $0)		45,507

		Market
Share		Value
Amount	Description	(Note 2)
WARRANTS—1.3%
India—1.3%
18,362	Banking Index Benchmark Exchange Traded Scheme - Bank BeES, Issued by Citigroup, Expires 01/20/2010 * †	247,648
5,506	Bharti Airtel - Class A, Issued by CLSA, Expires 05/31/2010 * †	91,028
8,741	Canara Bank, Issued by Citigroup, Expires 01/19/2009 *	48,027
5,200	India Cements Ltd, Issued by ABNA, Expires 06/04/2007 *	25,792
4,037	State Bank of India, Issued by Citigroup, Expires 01/19/2009 * †	124,157
8,820	State Bank of India, Issued by CLSA, Expires 05/13/2010 * †	273,275
990	Suzlon Energy, Issued by Citigroup, Expires 01/20/2010	25,591

TOTAL WARRANTS (Cost $693,057)		835,518

			Market
Face			Value
Value	Currency	Description	(Note 2)
STRUCTURED NOTES—0.4%
Philippines—0.4%
8	USD	Phillippines Notes, due 10/17/2008 (Cost $182,307) * †	233,133

			Market
Face			Value
Value	Currency	Description	(Note 2)
U.S. GOVERNMENT AND AGENCY OBLIGATION—0.4%
United States—0.4%
250,000	USD	U.S. Treasury Bill 4.760% due 02/22/2007 (Cost $249,306) (4)	249,306

			Market
Face			Value
Value	Currency	Description	(Note 2)
SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITY LENDING—5.6%
154,971		Bank of America, with rates ranging from 5.270%-5.320% and maturities dates ranging from 02/16/2007-07/10/2007	154,971
121,071		Bank of Nova Scotia 5.290% due 02/06/2007	121,071
205,821		Barclays, with rates ranging from 5.310%-5.320% and maturity dates ranging from 02/13/2007-02/20/2007	205,821
144,632		Barton Capital, with rates ranging from 5.260%-5.282% and maturity dates ranging from 02/02/2007-02/13/2007	144,632

11

119,860	Bear Stearns & Co, with rates ranging from 5.373%-5.448% and maturity dates ranging from 03/07/2007-07/10/2007	119,860
72,643	BGI Institutional 5.244% due 02/01/2007	72,643
96,857	BNP Paribas 5.280% due 02/01/2007	96,857
44,672	CAFCO Funding 5.292% due 03/21/2007	44,672
121,071	Calyon, with rates ranging from 5.300%-5.310% and maturity dates ranging from 02/05/2007-02/16/2007	121,071
24,214	Charta 5.296% due 02/26/2007	24,214
157,392	Citigroup 5.310% due 03/16/2007	157,392
36,321	Clipper Receivables 5.282% due 02/23/2007	36,321
59,540	Compass Securitization, with rates ranging from 5.284%-5.292% and maturity dates ranging from 02/12/2007-02/22/2007	59,540
96,115	CRC Funding, with rates ranging from 5.282%-5.287% and maturity dates ranging from 03/07/2007-03/08/2007	96,115
72,643	Credit Suisse First Boston, with rates ranging from 5.275%-5.280% and maturity dates ranging from 02/09/2007-02/16/2007	72,643
48,428	Den Danske Bank 5.285% due 02/12/2007	48,428
48,428	Deutsche Bank 5.285% due 02/02/2007	48,428
72,572	Fairway Finance, with rates ranging from 5.273%-5.293 and maturity dates ranging from 02/02/2007-02/16/2007	72,572
71,581	Falcon Asset Securitization, with rates ranging from 5.282%-5.284% and maturity dates ranging from 02/12/2007-02/27/2007	71,581
96,857	Fortis Bank, with rates ranging from 5.260%-5.285% and maturity dates ranging from 02/07/2007-03/26/2007	96,857
24,214	General Electric Capital Corporation 5.285% due 03/23/2007	24,214
23,737	Greyhawk Funding 5.281% due 02/12/2007	23,737
72,643	HBOS Halifax Bank of Scotland 5.305% due 03/14/2007	72,643
96,432	Jupiter Securitization, with rates ranging from 5.279%-5.287% and maturity dates ranging from 02/09/2007-02/20/2007	96,432
24,214	Kitty Hawk Funding 5.284% due 02/12/2007	24,214
72,270	Liberty Street 5.286% due 02/12/2007	72,270
157,392	Lloyds TSB Bank 5.300% due 02/26/2007	157,392
60,535	Marshall & Ilsley Bank 5.300% due 03/19/2007	60,535
30,268	Merrimac Cash Fund-Premium Class 5.109% due 02/01/2007	30,268
36,321	Morgan Stanley & Co 5.383% due 08/01/2007	36,321
36,321	Paradigm Funding 5.294% due 02/26/2007	36,321
135,857	Rabobank, with a rate of 5.280% and maturity dates ranging from 02/01/2007-02/26/2007	135,857
145,285	Ranger Funding, with rates ranging from 5.285%-5.328% and maturity dates ranging from 02/08/2007-02/20/2007	145,285
145,285	Royal Bank of Canada, with a rate of 5.310% and maturity dates ranging from 02/14/2007-02/15/2007	145,285
36,321	Royal Bank of Scotland	36,321
72,643	Sheffiled Receivables, with rates ranging from 5.272%-5.280% and maturity dates ranging from 02/02/2007-02/06/2007	72,643
36,321	Skandinaviska Enskilda Banken 5.280% due 02/28/2007	36,321
193,713	Societe Generale, with rates ranging from 5.280%-5.290% and maturity dates ranging from 02/01/2007-02/27/2007	193,713

12

74,391		Svenska Handlesbanken 5.280% due 02/01/2007	74,391
95,565		Variable Funding Capital, with rates ranging from 5.271%-5.306% and maturity dates ranging from 02/02/2007-02/14/2007	95,565
108,469		Yorktown Capital, with rates ranging from 5.282%-5.287% and maturity dates ranging from 02/01/2007-02/15/2007	108,469

TOTAL SHORT-TERM INVESTMENTS PURCHASED WITH
CASH COLLATERAL FROM SECURITY LENDING (Cost $3,543,886)			3,543,886

			Market
Face			Value
Value	Currency	Description	(Note 2)
REPURCHASE AGREEMENT—0.8%
United States—0.8%
535,827	USD	Investors Bank & Trust company Repurchase Agreement, dated 01/31/2007, due 02/01/2007, with a maturity value of $535,879 and an effective yield of 3.50%, collateralized by a U.S. Government and Agent Obligation, with a rate of 6.176%, a maturity date of 04/01/2028, and an aggregate market value of $562,618. (Cost $535,827)	535,827

TOTAL INVESTMENTS — 104.2% (Cost $59,857,808)			66,222,978
Other Assets and Liabilities (NET) — (4.2%)			(2,668,743)
TOTAL NET ASSETS — 100.0%			$63,554,235

Notes to the Portfolio of Investments:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

(1)	Security valued at fair value utilizing the fair value model in accordance with valuation policies approved by the board of directors.
(2)	Illiquid security
(3)	All or a portion of this security was on loan to brokers at January 31, 2007.
(4)	Security has been pledged for futures collateral.
*	Non-income producing security.
†

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

Aggregate cost for federal income tax purposes was $59,979,628.

Glossary of Currencies

USD	— United States Dollar

13

Julius Baer Global Equity Fund

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS

January 31, 2007 (Unaudited)

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

	Contracts to Deliver				Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)
03/22/2007	CZK	6,589,050	305,483	319,094	$13,611
04/30/2007	EUR	1,259,911	1,643,336	1,633,399	(9,937)
03/22/2007	HUF	20,971,008	106,147	109,179	3,032
03/22/2007	PLN	577,920	192,252	201,355	9,103
03/21/2007	TRY	207,110	144,228	140,528	(3,700)

Net unrealized appreciation on forward foreign exchange contracts to sell					$12,109

Glossary of Currencies

CZK	— Czech Koruna
EUR	— Euro
HUF	— Hungarian Forint
PLN	— Polish Zloty
TRY	— Turkish Lira

1

Julius Baer Funds

Julius Baer Global Equity Fund

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)

January 31, 2007

(Percentage of Net Assets)

At January 31, 2007, sector diversification of the Fund’s investments were as follows:

		Market
	% of Net	Value
	Assets	(Note 1)

INDUSTRY SECTOR
Financials	30.8%	$19,589,417
Consumer Discretionary	13.4	8,492,114
Industrials	10.9	6,906,962
Healthcare	9.3	5,936,162
Information Technology	7.5	4,805,433
Energy	7.0	4,453,561
Consumer Staples	6.8	4,292,904
Materials	5.1	3,220,647
Telecommunications	4.5	2,876,534
Utilities	2.1	1,320,225
Cash & Cash Equivalents	6.8	4,329,019	*
Total Investments	104.2	66,222,978
Other Assets and Liabilities (Net)	(4.2)	(2,668,743	)*
Net Assets	100.0%	$63,554,235

* Cash and Cash Equivalents and Other Assets ans Liabilities (Net) include the margin requirements for $ 887,997 and notional market value for futures, which is 1.40% of net assets.

See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS

JULIUS BAER INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

January 31, 2007 (Unaudited)

(Percentage of Net Assets)

		Market
Share		Value
Amount	Description	(Note 2)
COMMON STOCKS—91.7%
United Kingdom—10.3%
7,060,145	Aegis Group (1)	19,669,964
1,283,186	Amec PLC (1)	11,712,701
2,777,202	Anglo American (1)	129,001,224
602,817	Arriva PLC (1)	8,536,223
1,628,031	BAE Systems (1)	13,409,840
2,806,772	BHP Billiton (1)	52,600,540
2,152,109	BP PLC (1)	22,651,045
2,431,631	Burberry Group (1)	31,531,170
1,873,767	Ceres Power (1) *	8,803,485
14,121,095	Compass Group (1)	84,336,044
9,778,046	Diageo PLC (1)	189,874,502
590,622	Firstgroup PLC (1)	6,344,271
9,761,106	GlaxoSmithkline PLC (1)	262,277,045
157,468	Go-Ahead Group (1)	7,089,454
6,558,611	Highland Gold Mining (1) *	22,636,016
1,046,724	Imperial Tobacco (1)	42,608,469
1,178,029	Intertek Group (1)	19,887,394
7,327,894	KKR Private Equity Investors	171,106,325
789,537	Metro International - Class A (1) *	1,146,199
320,183	National Express (1)	6,700,641
916,337	Peter Hambro Mining (1) (2) *	20,313,280
3,267,899	Prudential PLC (1)	44,035,958
6,671,454	QinetiQ PLC (1)	27,198,727
1,755,952	Reckitt Benckiser (1)	84,407,838
5,935,581	Rentokil Initial (1)	18,831,432
1,274,775	Rio Tinto (1)	68,494,889
11,937,613	Rolls-Royce Group (1) *	109,370,624
612,019	SABMiller PLC (1) *	13,847,919
2,108,678	Scottish & Newcastle (1)	22,464,039
11,796,638	Smith & Nephew (1)	132,266,757
810,869	Smiths Group (1)	17,037,503
672,416	Southern Cross Healthcare (1)	4,755,988
2,447,538	Stagecoach Group (1)	7,244,647
15,092,717	Tesco PLC (1)	123,785,807
120,148,126	Vodafone Group (1)	349,513,386
3,345,744	William Hill (1)	42,206,231
607,022	Wolseley PLC (1)	15,662,766
5,489,710	WPP Group (1)	80,463,332
		2,293,823,675
France—9.7%
125,691	Accor SA (1)	10,389,335
246,928	Aeroports de Paris (1) *	20,611,559
624,836	Air Liquide (1)	145,230,773
176,906	Atos Origin (1) *	9,885,222
603,436	BNP Paribas (1)	67,591,967
871,884	Bouygues SA (1)	58,750,117
697,367	CIE de Saint-Gobain (1)	65,936,258
81,434	EDF Energies Nouvelles (1) *	4,182,178
1,474,275	Electricite de France (1)	102,934,343

127,039	Eurazeo (1)	17,570,277
3,840,947	France Telecom (1)	106,401,508
399,933	Gaz de France (1) (2)	17,214,020
931,440	Generale de Sante	36,595,184
1,905,570	Havas SA (1) (2)	11,260,643
94,793	Hermes International (1) (2)	11,561,541
530,862	JC Decaux (1)	15,811,927
1,293,054	Lafarge SA (1)	197,452,942
167,858	Lagardere S.C.A. (1)	13,176,109
1,710,067	LVMH Moet Hennessy Louis Vuitton (1)	179,801,499
559,384	Natixis (1)	15,747,920
479,412	Neuf Cegetel (1) *	17,404,628
612,427	Pernod-Ricard (1) (2)	125,719,719
471,183	PPR (1)	69,316,539
238,981	PSA Peugeot Citroen (1)	15,685,127
276,892	Publicis Groupe (1)	11,886,713
174,424	Remy Cointreau (1)	11,338,249
215,874	Renault SA (1)	26,749,478
2,404,548	Sanofi-Aventis (1)	211,750,242
1,227,160	Societe Television Francaise 1 (1) (2)	41,451,269
1,887,204	Suez SA (1) (2)	92,502,359
4,360,320	Total SA (1)	293,561,945
327,895	Veolia Environnement (1)	23,009,723
411,138	Vinci SA (1)	56,573,940
953,597	Vivendi (1)	39,278,216
		2,144,333,469
Germany—8.7%
934,625	Aareal Bank (1) (2) *	44,236,590
195,198	Adidas AG (1)	9,365,668
626,720	Bilfinger Berger (1)	48,830,569
5,902,332	Commerzbank AG (1)	249,896,195
90,063	Continental AG (1)	10,869,277
1,386,693	Curanum AG (1) (6)	12,430,763
1,363,976	DaimlerChrysler AG - Registered (1)	84,491,042
842,703	Deutsche Bank - Registered (1)	118,776,954
350,637	Deutsche Boerse (1)	73,471,763
5,510,424	Deutsche Post - Registered (1)	169,031,037
560,659	Deutsche Postbank (1)	48,094,336
545,563	Deutsche Wohnen (1)	37,824,002
322,221	DIC Asset (1)	13,438,107
480,806	E.ON AG (1)	65,222,698
3,049,500	Fraport AG (1) (2)	232,721,803
268,241	Fresenius AG (1)	53,899,533
298,847	Fresenius Medical Care (1)	39,964,052
391,289	Henkel KGaA (1)	54,486,911
754,137	Hypo Real Estate (1)	49,735,150
839,401	IKB Deutsche Industriebank (1)	35,300,688
100,019	Interhyp AG (1) (2) *	10,414,188
711,671	IVG Immobilien (1)	32,427,896
854,270	KarstadtQuelle AG (1) (2) *	27,515,914
584,894	Landesbank Berlin (1) *	5,425,776
89,839	MAN AG (1)	9,423,696
302,058	Marseille-Kliniken AG (1)	5,545,906
1,385,276	Medicilin AG (1) *	7,361,712

140,634	Merck KGaA (1) (2)	16,349,498
347,003	MTU Aero Engines (1)	18,460,392
127,231	MVV Energie (1)	4,482,090
653,843	Patrizia Immobilien (1) *	18,221,549
532,355	Praktiker Bau-Und Heimwerkermaerkte (1)	19,577,328
10,324	Puma AG (1)	3,754,071
561,501	Rhoen-Klinikum AG (1)	29,187,158
708,728	SAP AG (1)	32,690,970
1,970,988	Siemens AG - Registered (1) (2)	216,478,427
169,135	Solarworld AG (1) (2)	13,129,236
109,495	Symrise (1) *	2,881,236
56,132	Wacker Chemie (1) *	9,028,347
		1,934,442,528
Japan—7.1%
261,890	Acom Co (1)	9,926,254
465,349	Aeon Credit Service (1)	8,870,257
291,700	Aiful Corp (1) (2)	8,867,800
421,927	Aisin Seiki (1)	13,742,672
1,107,556	Bosch Corp (1) (2)	5,454,896
1,157,188	Canon Inc (1)	60,893,672
262,147	Credit Saison (1)	9,449,894
631,000	Daihatsu Motor (1)	6,438,420
356,400	Daikin Industries (1)	11,775,189
795,458	Daiwa Securities (1)	9,793,753
528,906	Denso Corp (1)	21,203,743
1,347	Dentsu Inc (1)	4,013,960
3,148	East Japan Railway (1)	21,840,935
282,500	Eisai Co (1)	14,513,482
171,600	Exedy Corp (1)	5,553,204
177,900	Fanuc Ltd (1)	16,547,635
4,086	Fuji Television Network (1)	9,192,772
1,059,000	Fujitsu Ltd (1)	7,938,721
1,743,752	Honda Motor (1)	68,450,033
558,132	Hoya Corp (1)	20,237,643
180,860	Ibiden Co (1)	8,977,746
1,366,297	Itochu Corp (1)	11,934,091
7,661	Japan Tobacco (1)	36,928,470
331,931	JS Group (1)	7,570,739
297,728	JSR Corp (1)	7,076,157
22,990	Keyence Corp (1)	5,176,223
1,224,148	Koito Manufacturing (1)	17,340,130
1,149,269	Kubota Corp (1)	12,157,881
100,900	Kyocera Corp (1)	9,273,203
255,332	Makita Corp (1)	8,977,218
3,265,151	Matsushita Electric Industrial (1)	64,953,053
677,000	Mitsubishi Electric (1)	6,126,260
9,415	Mitsubishi UFJ Financial (1)	114,063,242
439,728	Mitsubishi UFJ Securities (1)	4,978,129
524,222	Mitsui Fudosan (1)	13,596,910
857,326	Mitsui Mining & Smelting (1)	4,417,776
14,235	Mizuho Financial (1)	102,585,858
292,553	NGK Spark Plug (1) (2)	5,952,793
755,133	NHK Spring (1)	7,903,556
70,606	Nintendo Co (1)	20,920,949

352,000	Nippon Electric Glass (1)	8,397,027
3,635	Nippon Telegraph & Telephone (1)	18,137,422
342,000	Nissan Chemical Industries (1)	4,186,254
905,126	Nissan Motor (1)	11,287,924
516,131	Nitto Denko (1)	25,411,256
405,100	NOK Corp (1)	7,108,182
1,210,249	Nomura Holdings (1)	24,600,484
935,000	NSK Ltd (1) (2)	8,547,909
12,140	NTT DoCoMo (1)	18,494,595
69,450	ORIX Corp (1)	19,932,195
278,580	Promise Co (1)	9,855,049
1,747	Resona Holdings (1) (2)	4,849,386
1,356,000	Ricoh Co (1)	29,549,059
485	Sapporo Hokuyo (1)	4,863,413
412,400	Sega Sammy (1)	10,617,151
2,222,625	Seiyu Ltd (1) (2) *	3,348,645
169,841	Seven & I (1)	5,105,870
804,000	Sharp Corp (1)	13,718,097
937,608	Sony Corp (1)	43,269,209
443,688	Stanley Electric (1)	9,178,779
2,103,000	Sumitomo Chemical (1)	16,223,109
879,652	Sumitomo Corp (1)	13,718,759
713,700	Sumitomo Electric Industries (1)	10,920,345
1,345,175	Sumitomo Metal Industries (1)	5,703,736
7,333	Sumitomo Mitsui Financial (1)	75,047,672
425,000	Suruga Bank (1)	5,528,566
1,215,400	Suzuki Motor (1) (2)	34,945,741
318,800	Takeda Pharmaceutical (1)	20,764,764
277,950	Takefuji Corp (1)	11,177,071
804,000	Teijin Ltd (1)	4,566,493
1,365,000	The Bank of Fukuoka (1)	10,851,132
361,726	The Bank of Kyoto (1)	3,776,138
2,052,686	The Bank of Yokohama (1)	16,663,547
1,230,000	The Chiba Bank (1)	11,071,849
1,093,000	The Gunma Bank (1)	7,045,935
454,603	The Shizuoka Bank (1)	4,717,178
1,777,653	The Sumitomo Trust & Banking (1)	19,013,801
434,000	Toppan Printing (1)	4,692,230
1,135,431	Toray Industries (1)	8,620,687
1,965,489	Toyota Motor (1)	129,221,413
146,900	ULVAC Inc (1)	4,966,827
348,680	Yamada Denki (1)	28,936,856
723,281	Yamaha Motor (1)	22,419,192
333,587	Yamato Holdings (1)	4,999,952
724,895	Yokogawa Electric (1)	11,804,955
		1,573,471,173
Switzerland—6.4%
467,010	Adecco SA (1)	29,975,231
130,657	BKW FMB Energie (1)	15,093,755
2,157,625	Compagnie Financiere Richemont (1)	120,020,185
1,541,874	Credit Suisse - Registered (1)	109,022,153
320,023	Dufry Group (1) *	27,059,673
123,991	Flughafen Zuerich - Registered (1)	42,958,697
22,866	Givaudan - Registered (1)	20,667,871

1,458,237	Holcim Ltd (1) (2)	144,735,279
682,417	Nestle SA - Registered (1)	249,542,322
3,295,816	Novartis AG - Registered (1)	189,671,138
1,286,609	Roche Holding (1)	241,752,635
39,330	SGS SA (1)	43,191,189
287,848	Syngenta AG - Registered (1) *	53,023,307
552,673	The Swatch Group (1)	130,781,721
269,538	Unilabs (1) *	9,396,103
		1,426,891,259
Italy—5.2%
1,459,225	Assicurazioni Generali (1)	62,908,699
257,369	Autostrada Torino-Milano (1) (2)	6,479,771
15,123,033	Banca CR Firenze (1)	54,748,494
4,072,334	Banca Intesa	30,790,115
18,262,359	Banca Intesa-RNC (1)	135,426,682
439,492	Banca Italease (1)	30,499,488
599,984	Banca Popolare dell’ Emilia Romagna (1) (2)	16,059,248
391,498	Banca Popolare dell’Etruria e del Lazio (1) (2)	8,086,063
449,825	Banca Popolare di Intra (1) (2) *	8,341,106
5,875,014	Banca Popolare di Milano (1) (2)	99,265,338
1,217,726	Banca Popolare di Sondrio (1) (2)	24,210,759
33,332	Banca Popolare Emilia Romagna (1) *	876,661
4,625,861	Banca Popolare Italiana (1) *	71,910,392
916,324	Banche Popolari Unite (1)	25,919,948
1,317,296	Banco Popolare di Verona e Novara (1) (2)	41,256,532
6,696,801	Beni Stabili (1)	11,044,717
1,145,390	Bulgari SpA (1) (2)	16,729,751
1,806,130	Buzzi Unicem (1)	50,966,160
11,068,740	Capitalia SpA (1)	99,540,817
3,379,666	Credito Emiliano (1)	50,124,260
2,007,404	Eni SpA (1)	64,469,385
657,492	Finmeccanica SpA (1) (2)	18,544,155
753,641	Geox SpA (1)	12,135,939
1,557,926	Impregilo SpA (1) *	9,445,357
518,770	Luxottica Group (1)	16,151,128
2,922,880	Parmalat SpA (1) *	13,104,449
1,292,320	Piccolo Credito Valtellinese (1) (2)	21,308,658
644,749	Poltrona Frau (1) (2) *	2,472,384
82,037	SAVE SpA (1)	2,890,154
462,470	Societa Iniziative Autostradali e Servizi (1) (2)	6,872,877
6,718,143	Telecom Italia (1)	19,861,708
12,369,929	UniCredito Italiano (1) (2)	114,999,276
		1,147,440,471
Poland—4.5%
3,085,052	Agora SA (1) (6)	39,820,544
204,813	Bank BPH (1)	71,630,379
941,909	Bank Handlowy w Warszawie (1)	28,049,509
13,404,980	Bank Millenium (1)	49,415,947
2,516,552	Bank PEKAO (1)	210,989,127
1,243,879	Bank Zachodni WBK (1)	110,537,980
58,097	BRE Bank (1) *	7,793,701
621,937	Budimex SA (1) *	21,479,422
294,043	CCC SA (1)	4,800,479
1,859,777	Cersanit-Krasnystaw (1) *	29,234,410

433,267	Globe Trade Centre *	7,197,845
385,645	Grupa Kety (1)	25,714,593
882,334	Inter Cars (1) (6) *	13,777,263
89,026	Inter Groclin Auto (1) *	1,655,677
217,022	JC Auto (1)	1,772,134
1,316,446	NFI Empik Media & Fashion (1) *	7,483,334
598,502	Opoczno SA (1) *	8,944,868
366,592	Orbis SA	9,802,450
92,744	PBG SA (1) *	9,209,951
13,435,002	PKO Bank Polski (1)	222,365,354
334,695	Polish Energy Partners (1)	2,005,139
739,382	Polska Grupa Farmaceutyczna (1) (6)	18,573,704
2,404,170	Polski Koncern Miesny Duda (1) *	11,450,371
709,930	Sniezka SA (1)	9,708,431
10,000,000	Stalexport SA (1) (6)*	14,782,441
82,385	Stomil Sanok (1)	5,543,403
24,508	Techmex SA (1) *	209,419
6,599,473	Telekomunikacja Polska (1)	56,509,444
		1,000,457,319
Russia—4.2%
433,831	Alpha Cement (3) (6) *	28,199,015
289,222	AvtoVAZ GDR	21,798,113
39,735,668	Central Telecommunication	29,801,751
567,981	CTC Media (2) *	12,217,271
135,748	Gazpromneft	595,934
547,651	Kuban Energetic Sale (3) *	0
547,651	Kuban Generation (3) *	9,310,067
547,651	Kubanenergo OJSC (3)	17,059,329
684,786	LUKOIL ADR	54,241,899
497,574	MMC Norilsk Nickel ADR	84,276,596
336,961	North-West Telecom ADR (2)	26,788,399
4,578,826	NovaTek OAO	24,725,660
65,631	NovaTek OAO GDR †	3,544,074
66,772,886	Novorossiysk Trade Port (3)	3,088,246
1,835,427	OAO Gazprom ADR (2)	79,162,517
284,395	OAO Rosneft Oil	2,539,647
8,360,267	OAO Rosneft Oil GDR (1) (2) *	75,263,772
440	OJSC Evrocement (3) *	5,588,000
71,234	Open Investments *	16,811,224
93,713	Polyus Gold *	4,591,937
992,899	Polyus Gold ADR *	48,279,714
2,817,254	Promstroibank St. Petersburg	4,620,297
754,914	RBC Information Systems *	8,681,511
32,935	Sberbank RF	108,685,500
131,021	Sibirtelecom ADR	11,949,115
21,446	Sistema Hals	5,468,730
1,483,076	Sistema Hals GDR * †	18,909,219
1,247,062	Southern Telecommunication ADR *	10,857,315
8,001,294	TNK-BP	18,202,944
891,204	Unified Energy System GDR (1)	104,713,803
4,837,848	Uralkaliy CLS	7,643,800
1,042,702	Urals Energy (1) *	7,398,607
720,589	Veropharm (6) *	27,886,794
2,725,137	VolgaTelecom	17,304,620

205,040	VolgaTelecom ADR (2)	2,604,008
64,215	Volskcement - Class BRD (3) *	11,237,625
438,385	Wimm-Bill-Dann Foods ADR	28,521,328
		942,568,381
Netherlands—3.6%
339,455	AmRest Holdings (1) *	9,358,225
223,372	Draka Holding (1) (2) *	7,189,873
128,799	Eurocastle Investment (1)	6,861,163
294,751	Euronext NV (1) (2)	35,926,479
433,212	Heineken NV (1)	21,931,220
3,068,340	ING Groep (1)	133,830,431
327,092	Koninklijke Vopak NV (1)	17,115,365
4,034,049	Plaza Centers (1) *	15,805,919
3,736,494	Royal KPN (1)	53,781,919
900,682	Royal Numico (1)	47,652,024
3,414,262	Royal Philips Electronics (1)	132,976,107
2,025,490	Spazio Investment (1) (6)*	40,686,492
3,736,426	TNT NV (1)	169,416,068
3,281,544	Unilever NV (1)	87,105,053
542,280	Vedior NV (1)	11,210,724
		790,847,062
Sweden—3.1%
191,146	Autoliv Inc (1) (2)	11,550,977
612,278	Elekta AB - Class B (1)	13,468,779
1,476,609	Getinge AB - Class B (1)	32,120,596
406,647	Hennes & Mauritz - Class B (1)	22,062,367
740,189	KappAhl Holding (1) (2)	8,780,061
479,959	Modern Times - Class B (1) *	30,401,343
7,521,140	Nordea AB (1)	117,644,480
1,130,660	Omhex AB (1) (2)	22,579,501
1,597,533	Rezidor Hotel (1) *	14,674,041
5,003,229	Skandinaviska Enskilda Banken (1)	166,623,904
1,842,368	Skanska AB - Class B (1)	38,438,709
4,561,334	Swedbank AB (1)	172,620,482
7,103,522	Telefonaktiebolaget LM Ericsson - Class B (1)	28,149,483
1,883,670	TeliaSonera AB (1) (2)	15,083,141
		694,197,864
Austria—2.8%
1,668,128	CA Immobilien International (1) *	35,939,619
1,452,926	Erste Bank der Oesterreichischen Sparkassen (1)	113,372,973
671,218	Flughafen Wien (1)	66,727,858
2,472,752	Immoeast Immobilien Anlagen (1) (2) *	37,093,898
1,465,599	OMV AG (1)	78,231,317
896,749	Raiffeisen International Bank (1) (2)	136,960,465
2,042,601	Telekom Austria (1)	55,655,620
607,871	Wiener Staedtische Versicherung (1)	44,367,597
786,242	Wienerberger AG (1)	48,463,159
		616,812,506
Finland—2.5%
467,414	Atria Group (1)	11,272,565
401,687	Elisa Oyj - Class A (1)	11,795,231
4,330,952	Fortum Oyj (1)	119,114,790
1,871,592	HK-Ruokatalo Oyj - Class A (1) (6)	36,876,526
5,117,272	Nokia Oyj (1) (2)	112,288,074

227,741	Nokian Renkaat Oyj (1)	4,496,201
789,582	Olvi Oyj (1) (6)	21,013,694
340,800	Oriola-KD Oyj - Class A *	1,443,740
630,687	Oriola-KD Oyj - Class B (1) *	2,680,058
698,770	Orion Oyj - Class B (1) *	15,813,109
585,860	Outokumpu Technology (1) *	18,147,620
585,130	Rakentajain Konevuokraam - Class B (1)	15,865,616
377,310	Ramirent Oyj (1)	24,347,587
1,594,003	Sampo Oyj - Class A (1)	43,604,628
725,049	Sanoma-WSOY Oyj - Class B (1) (2)	20,974,143
521,575	Stockmann Oyj - Class B (1) (2)	24,303,314
135,293	Wartsila Oyj - Class B (1) (2)	7,766,405
1,980,514	YIT Oyj (1)	52,794,555
		544,597,856
Hungary—2.3%
110,765	Egis PLC (1)	13,562,971
16,722,236	Magyar Telekom Telecommunications (1)	84,936,192
8,933,626	OTP Bank (1)	398,432,208
72,848	Richter Gedeon (1)	14,631,366
		511,562,737
Australia—1.9%
1,190,950	Austereo Group (1)	2,009,923
4,447,770	BHP Billiton (1)	90,803,427
2,550,440	Brambles Ltd (1) *	27,534,144
637,760	CSL Ltd (1)	34,448,822
530,382	John Fairfax (1)	2,037,027
28,660,890	Macquarie Airports Management (1)	79,285,293
5,717,837	Newcrest Mining (1)	93,004,612
709,992	Prime Television (1)	2,181,075
134,226	Publishing & Broadcasting (1)	2,053,375
1,592,935	Rio Tinto (1)	95,223,040
178,845	Southern Cross Broadcasting (1)	2,184,226
786,814	Ten Network (1)	2,189,375
		432,954,339
Belgium—1.6%
262,782	Almancora Comm Va (1)	39,276,474
1,722,327	Fortis (1)	72,435,943
2,029,123	KBC Groupe (1)	255,140,175
		366,852,592
Hong Kong—1.4%
8,717,292	China Merchants Holdings International (1)	32,260,511
30,433,082	Clear Media (1) (6) *	37,355,987
40,296,244	Emperor Entertainment Hotel (1)	9,036,334
17,609,835	Galaxy Entertainment (1) *	17,941,779
38,099,570	GOME Electrical Appliances (1)	40,444,890
5,823,459	Hutchison Telecommunications International (1) *	14,107,499
30,594,019	Melco International Development (1)	65,091,224
7,648	Melco PBL Entertainment Macau ADR *	147,912
53,823,712	Shun TAK (1)	72,232,240
23,667,274	Texwinca Holdings (1)	18,289,230
		306,907,606
Czech Republic—1.3%
1,902,359	Komercni Banka (1) (6)	283,730,771

Romania—1.3%
2,950,900	Antibiotice SA *	2,084,606
1,900,000	Asigurarea Romaneasca-Asirom (3) *	507,866
8,700,000	Banca Transilvania *	3,554,681
24,113,009	Biofarm Bucuresti (6) *	6,399,321
8,107,697	BRD-Groupe Societe Generale	66,563,115
9,223,800	Compa-Sibiu (6) *	4,719,678
16,622,500	Condmag (6) *	6,347,373
6,107,500	Dafora (3) *	6,693,342
59,449,499	Impact SA (6) *	16,231,248
693,300	Policolor *	688,323
2,164,000	Rolast Pitesti *	82,633
656,841,400	Rompetrol Rafinare *	26,837,495
59,500	Santierul Naval Braila (3) *	120,418
561,087,557	SNP Petrom	129,623,480
13,131,100	Socep Constanta	1,193,372
118,690	Transelectrica SA *	1,699,586
8,152,018	Zentiva SA *	5,136,257
		278,482,794
Cyprus—1.2%
7,328,696	Bank of Cyprus (1)	111,656,412
5,641,008	Hellenic Bank	23,749,873
12,267,495	Marfin Popular Bank Public *	132,310,270
		267,716,555
Ukraine—1.1%
214,485	Anthousa Ltd GDR (3)	6,354,646
3,601,515	Bank Forum JSC (3) (6) *	42,747,953
191,865,265	Bank Aval *	35,127,854
2,053,250	Centrenergo (3) *	3,359,125
165,000	Centrenergo ADR (3) *	2,699,407
20,500	Dniproenergo (1) (3) *	3,447,082
10,700	Ivano-Frankivskcement (3) *	856,000
50,766,364	JSCB Ukrsotsbank (3) * †	28,220,273
2,750,000	Kirovogradoblenergo (3) *	2,380,069
77,861,005	Lutsk Automobile Plant (3) *	10,900,541
64,091	Retail Group (3) *	17,625,025
18,800	Rodovid Bank (3) *	22,184,000
6,895,337	Slavutich Brewery (3) *	5,865,470
1,328,616,000	Ukrinbank (3) (6) *	14,614,776
24,898	Ukrnafta Oil ADR (3) *	9,835,527
50,302,578	UkrTelecom *	11,592,978
573,260	UkrTelecom GDR (1)	6,570,218
18,621,729	VK Development (3) *	4,972,002
15,000	Zakhidenergo (1) (3) *	804,154
595,792	Zakhidenergo GDR (3) *	7,985,145
400,000	Zhytomyroblenergo (3) *	370,326
		238,512,571
Mexico—1.1%
376,867	Cemex SAB ADR *	13,333,554
1,898,611	Consorcio ARA	12,723,613
2,628,521	Controladora Comercial Mexicana	7,142,235
9,613,131	Corporacion Moctezuma	24,819,174
125,329	Desarrolladora Homex ADR (2) *	7,452,062
1,949,326	Empresas ICA Sociedad Controladora *	7,175,292

120,801	Fomento Economico Mexicano ADR	14,504,576
704,852	Grupo Aeroportuario del Centro Norte Sab de CV ADR (2) *	17,099,710
212,270	Grupo Aeroportuario del Pacifico ADR	8,588,444
751,588	Grupo Aeroportuario del Sureste ADR (2)	32,679,046
2,107,000	Grupo Cementos de Chihuahua	10,209,859
10,642,476	Grupo Financiero Banorte	42,200,720
1,075,196	Grupo Televisa ADR	31,675,274
2,150,507	Urbi Desarrollos Urbanos *	7,674,295
		237,277,854
Turkey—1.1%
2,625,287	Acibadem Saglik Hizmetleri ve Ticaret (1)	27,144,887
633,196	Aksigorta AS (1)	2,673,084
46,397	Alarko Gayrimenkul Yatirim Ortakligi (1) *	917,795
2,048,481	Anadolu Sigorta (1)	3,559,650
401,142	BIM Birlesik Magazalar	23,730,327
1,443,869	Cimsa Cimento Sanayi ve Ticaret (1)	9,499,817
25,521,717	Dogan Sirketler Grubu (1)	43,301,027
3,408,385	Eczacibasi Ilac Sanayi (1) *	12,391,195
3,555,326	Haci Omer Sabanci (1)	14,892,811
3,214,590	Selcuk Ecza Deposu Ticaret ve Sanayi (1) *	13,168,755
9,433,817	Turkiye Garanti Bankasi (1)	35,740,080
9,756,813	Turkiye Is Bankasi (1)	46,851,048
553,611	Yapi Kredi Sigorta (1) *	2,491,402
		236,361,878
Norway—1.0%
1,742,454	Acta Holding (1)	9,732,818
2,503,800	Austevoll Seafood (1) *	19,399,882
635,828	Cermaq ASA (1) (2)	10,307,422
954,127	DnB NOR (1)	14,331,664
2,397,086	Norsk Hydro (1)	77,145,288
591,334	Norwegian Property (1) *	6,638,821
420,773	Orkla ASA (1)	25,221,997
880,222	Statoil ASA (1) (2)	23,540,771
2,026,030	Telenor ASA (1)	41,293,495
567,686	Tomra Systems (1) (2)	3,843,503
		231,455,661
Spain—0.9%
9,772,530	Corporacion Mapfre (1)	49,068,263
240,227	Gamesa Corporacion Tecnologica (1)	6,577,870
745,171	Grifols SA (1) *	11,377,671
580,570	Grupo Empresarial Ence (1) (2)	32,302,762
394,017	Inditex SA (1)	22,369,227
3,705,241	Telefonica SA (1)	81,010,160
		202,705,953
Denmark—0.8%
105,827	ALK-Abello A/S (1) (2)	24,493,324
917,425	Novo-Nordisk - Class B (1)	78,729,970
64,340	Rockwool International AS - Class B (1)	11,805,798
335,340	Royal UNIBREW (1) (6)	46,228,176
382,657	Vestas Wind Systems (1) *	16,981,626
		178,238,894
Canada—0.8%
2,136,661	Bema Gold *	12,471,700
3,958,181	Eldorado Gold *	22,533,867

5,594,484	Ivanhoe Mines *	54,361,853
519,483	Potash Corp of Saskatchewan	80,659,814
		170,027,234
South Korea—0.6%
117,813	Hyundai Motor (1)	8,433,246
22,812	NHN Corp (1) *	3,010,541
192,598	Samsung Electronics (1)	119,251,660
		130,695,447
Serbia—0.6%
12,522	Agrobanka AD *	8,899,948
344,461	AIK Banka AD (6) *	36,160,458
83,273	Imlek AD *	1,792,263
41,520	Komercijalna Banka (3) *	57,804,352
4,530	Privredna Banka AD (6) *	5,016,818
130,820	Tigar AD (6) *	4,078,962
78,160	Toza Markovic AD *	4,108,939
12,171	Univerzal Banka AD *	8,222,646
		126,084,386
China—0.6%
77,347,451	Beijing Capital International Airport - Class H (1) (6)	71,709,089
10,867,372	Shenzhen Chiwan Wharf - Class B (1) (6)	21,680,142
6,677,369	Weiqiao Textile - Class H (1)	10,003,485
27,342,132	Wumart Stores - Class H (3) (5) (6)	19,257,365
		122,650,081
United States—0.5%
2,976,168	News Corp (1)	72,744,514
2,000,260	News Corp - Class B	48,906,357
		121,650,871
Venezuela—0.5%
730,579	Banco Provincial (3)	646,440
112,623	Banco Venezolano de Credito (3)	185,786
15,843,815	Cemex Venezuela Saca-1 (3)	6,641,741
3,247,285	CIA Anonima Nacional TeleFonos De Venezuela ADR (6)	43,546,092
9,029,312	Electricidad de Caracas (3)	2,039,406
19,969,105	Mercantil Servicios Financieros - Class B (3) (6)	48,358,099
262,677,795	Siderurgica Venezolana Sivensa SACA (3) *	11,865,947
		113,283,511
Bulgaria—0.4%
8,167,841	Bulgarian Telecommunication	60,976,284
212,919	DZI Insurance & Reinsurance (6)*	25,847,840
826,010	Sopharma AD	4,330,256
		91,154,380
Greece—0.4%
1,099,641	Athens Medical Center (1)	6,875,901
128,599	Fourlis SA (1)	2,557,475
2,464,820	Hellenic Telecommunication Organization (1) *	73,321,122
		82,754,498
Multinational—0.3%
278,230	Central European Media Enterprises - Class A (2) *	24,147,582
736,174	Millicom International Cellular (2) *	48,911,401
		73,058,983
Ireland—0.3%
18,339,296	Dragon Oil (1) *	64,806,792

Brazil—0.2%
813,940	Diagnosticos da America (1) *	16,276,885
684,513	Dufry South America BDR (1) *	10,918,711
363,451	Medial Saude (1) *	4,104,375
244,357	Medial Saude ADR * †	2,759,472
1,608,412	Santos-Brasil SA (1) *	20,441,458
		54,500,901
India—0.2%
2,163,321	Ishaan Real Estate (1) *	4,251,052
622,040	State Bank of India GDR (1) (2)	40,442,659
		44,693,711
Portugal—0.2%
3,601,000	Energias de Portugal (1)	17,934,375
1,066,214	Jeronimo Martins (1)	26,630,457
		44,564,832
Malaysia—0.2%
2,559,663	Golden Hope Plantations Berhad (1)	4,753,071
3,343,500	Sime Darby Berhad (1)	7,843,761
5,508,346	Steppe Cement *	26,308,169
		38,905,001
Thailand—0.2%
1,354,489	Bangkok Bank (1) *	4,205,991
845,100	Bangkok Bank - Foreign Registered Shares (1)	2,769,128
37,329,500	Bank of Ayudhya (1) *	19,603,210
20,018,473	Krung Thai Bank (1) *	7,021,059
		33,599,388
Estonia—0.1%
994,500	Olympic Entertainment *	14,241,179
9,218,104	Tallink Group *	18,566,621
		32,807,800
New Zealand—0.1%
18,940,995	Auckland International Airport (1) (2)	29,846,314

Philippines—0.1%
1,276,552	Ayala Corp (1)	16,455,849
14,065,941	Ayala Land (1)	5,057,573
1,885,377	Bank of the Philippine Islands (1)	2,777,992
101,369	Philippine Long Distance Telephone (1)	5,411,144
		29,702,558
Indonesia—0.1%
35,835,820	Indofood Sukses Makmur (1)	6,688,520
3,070,126	Semen Gresik Persero (1)	12,883,844
		19,572,364
Kazakhstan—0.1%
1,608,996	BMB Munai *	8,431,139
362,475	Kazakhgold GDR (1) *	8,629,976
		17,061,115
Latvia—0.1%
1,424,182	Parex Bank (3) (5) *	11,960,099

Croatia—0.0%
8,149	Atlantska Plovidba	1,496,899
20,979	Dom Holding *	625,918
11,424	Ericsson Nikola Tesla	5,667,227

12,811	FIMA Validus *	312,110
779	Institut Gradevinarstva Hrvatske *	562,067
27,137	Podravka Prehrambena Industija d.d. *	2,371,445
3,957	Proficio Dd (3) *	48,900
		11,084,566
Morocco—0.0%
21,439	Ciments du Maroc (1)	6,632,266

Lebanon—0.0%
386,000	Solidere - Class A	6,330,400

Argentina—0.0%
647,899	Grupo Financiero Galicia ADR *	5,798,696

Chile—0.0%
33,540	Sociedad Quimica y Minera de Chile ADR	4,550,372

Lithuania—0.0%
179,733	Rokiskio Suris	3,957,014

TOTAL COMMON STOCKS (Cost $13,851,120,544)		20,374,377,348

		Market
Share		Value
Amount	Description	(Note 2)
PREFERRED STOCKS—0.3%
Germany—0.3%
70,840	Henkel KGaA (1)	11,052,906
1,387,308	ProsiebenSat.1 Media (1)	46,563,636
		57,616,542
Croatia—0.0%
45,410	Adris Grupa dd	3,711,749

Russia—0.0%
7,570	Silvinit (3)	1,324,750

TOTAL PREFERRED STOCKS (Cost $29,305,678)		62,653,041

		Market
Share		Value
Amount	Description	(Note 2)
INVESTMENT FUNDS—0.5%
Romania—0.2%
5,488,000	SIF 1 Banat Crisana Arad	6,978,402
5,190,500	SIF 2 Moldova Bacau	6,421,727
5,460,500	SIF 3 Transilvania Brasov	6,484,709
8,070,000	SIF 4 Muntenia Bucuresti	5,731,709
5,801,500	SIF 5 Oltenia Craiova	7,842,260
		33,458,807
Russia—0.1%
92,634	Renaissance Pre - IPO Fund (3) *	9,819,204
99,000	RenFin Ltd (3) *	11,917,620

3,277,081	RenShares Utilites (3) *	8,618,723
		30,355,547
Luxembourg—0.1%
1,237,938	Prologis European Properties (1)	24,608,724

Australia—0.1%
10,812,849	Australian Infrastructure Fund (1)	22,426,764

TOTAL INVESTMENT FUNDS (Cost $83,123,452)		110,849,842

		Market
Share		Value
Amount	Description	(Note 2)
RIGHTS—0.0%
Poland—0.0%
2,404,170	Poland Polski Koncern Miiesny Rights, Expires TBD *	11,377,521

Germany—0.0%
140,634	Merck KGaA Rights, Expires TBD *	288,740

TOTAL RIGHTS (Cost $0)		11,666,261

		Market
Share		Value
Amount	Description	(Note 2)
WARRANTS—2.4%
India—2.2%
329,062	Apollo Hospital Enterprise, Issued by CLSA, Expires 07/20/2010 (3) * †	3,411,682
10,894,177	Banking Index Benchmark Exchange Traded Scheme - Bank BeES, Issued by Citigroup, Expires 01/20/2010 * †	146,929,765
2,662,109	Bharti Airtel - Class A, Issued by CLSA, Expires 05/31/2010 * †	44,011,573
4,278,617	Canara Bank, Issued by Citigroup, Expires 01/19/2009 *	23,508,426
2,116,696	India Cements Ltd, Issued by ABNA, Expires 06/04/2007 *	10,498,812
1,725,813	State Bank of India, Issued by Citigroup, Expires 01/19/2009 * †	53,077,034
6,355,228	State Bank of India, Issued by CLSA, Expires 05/13/2010 * †	196,907,334
334,899	Suzlon Energy, Issued by Citigroup, Expires 01/20/2010	8,656,804
		487,001,430
Austria—0.1%
704,990	Bank of Georgia, Issued by Bank of Austria, Expires 09/14/2007	18,294,502
900	Laona Investments, Issued by Bank of Austria, Expires 11/16/2007	5,964,475
		24,258,977
Bulgaria—0.1%
301,290	Bulgarian American Credit Bank JSCO, Expires 03/30/2007 (3) *	11,196,284
1,961,673	DZI Insurance & Reinsurance, Expires 02/28/2007 *	10,718,949
		21,915,233

Russia—0.0%
117	Russian Domestic Small-Cap Basket, Issued by UBS, Expires 12/22/2007 * †	1,614,600

TOTAL WARRANTS (Cost $412,869,120)		534,790,240

			Market
Face			Value
Value	Currency	Description	(Note 2)
FOREIGN GOVERNMENT BONDS—0.1%
Bulgaria—0.1%
12,071,674	BGN	Bulgaria Compensation Notes (3) *	4,639,778
3,842,865	BGN	Bulgaria Housing Compensation Notes (3) *	1,415,812
29,663,486	BGN	Bulgaria Registered Compensation Vouchers (3) *	10,480,003

TOTAL FOREIGN GOVERNMENT BONDS (Cost $19,710,351)			16,535,593

			Market
Face			Value
Value	Currency	Description	(Note 2)
STRUCTURED NOTES—0.2%
Philippines—0.2%
1,679	USD	Phillippines Notes, due 10/17/2008 (Cost $38,261,791) * †	48,928,844

			Market
Face			Value
Value	Currency	Description	(Note 2)
U.S. GOVERNMENT AND AGENCY OBLIGATION—0.2%
United States—0.2%
48,000,000	USD	U.S. Treasury Bill 4.760% due 02/22/2007 (Cost $47,866,720) (4)	47,866,720

			Market
Face			Value
Value	Currency	Description	(Note 2)
SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITY LENDING—5.5%
53,153,371		Bank of America, with rates ranging from 5.270%-5.320% and maturity dates ranging from 02/16/2007-07/10/2007	53,153,371
41,526,071		Bank of Nova Scotia 5.290% due 02/06/2007	41,526,071
70,594,321		Barclays, with rates ranging from 5.310%-5.320% and maturity dates ranging from 02/13/2007-02/20/2007	70,594,321
49,607,218		Barton Capital, with rates ranging from 5.260%-5.282% and maturity dates ranging from 02/02/2007-02/13/2007	49,607,218
41,110,811		Bear Stearns & Co, with rates ranging from 5.373%-5.448% and maturity dates ranging from 03/07/2007-07/10/2007	41,110,811
24,915,643		BGI Institutional 5.244% due 02/01/2007	24,915,643
33,220,857		BNP Paribas 5.280% due 02/01/2007	33,220,857
15,322,031		CAFCO Funding 5.292% due 03/21/2007	15,322,031
41,526,071		Calyon, with rates ranging from 5.300%-5.310% and maturity dates ranging from 02/05/2007-02/16/2007	41,526,071
8,305,214		Charta 5.296% due 02/26/2007	8,305,214

53,983,893	Citigroup 5.310% due 03/16/2007	53,983,893
12,457,821	Clipper Receivables 5.282% due 02/23/2007	12,457,821
20,421,756	Compass Securitization, with rates ranging from 5.284%-5.292% and maturity dates ranging from 02/12/2007-02/22/2007	20,421,756
32,966,510	CRC Funding, with rates ranging from 5.282%-5.287% and maturity dates ranging from 03/07/2007-03/08/2007	32,966,510
24,915,643	Credit Suisse First Boston, with rates ranging from 5.275%-5.280% and maturity dates ranging from 02/09/2007-02/16/2007	24,915,643
16,610,429	Den Danske Bank 5.285% due 02/12/2007	16,610,429
16,610,429	Deutsche Bank 5.285% due 02/02/2007	16,610,429
24,891,327	Fairway Finance, with rates ranging from 5.273%-5.293 and maturity dates ranging from 02/02/2007-02/16/2007	24,891,327
24,551,598	Falcon Asset Securitization, with rates ranging from 5.282%-5.284% and maturity dates ranging from 02/12/2007-02/27/2007	24,551,598
33,220,857	Fortis Bank, with rates ranging from 5.260%-5.285% and maturity dates ranging from 02/07/2007-03/26/2007	33,220,857
8,305,214	General Electric Capital Corporation 5.285% due 03/23/2007	8,305,214
8,141,394	Greyhawk Funding 5.281% due 02/12/2007	8,141,394
24,915,643	HBOS Halifax Bank of Scotland 5.305% due 03/14/2007	24,915,643
33,075,239	Jupiter Securitization, with rates ranging from 5.279%-5.287% and maturity dates ranging from 02/09/2007-02/20/2007	33,075,239
8,305,214	Kitty Hawk Funding 5.284% due 02/12/2007	8,305,214
24,787,985	Liberty Street 5.286% due 02/12/2007	24,787,985
53,983,893	Lloyds TSB Bank 5.300% due 02/26/2007	53,983,893
20,763,036	Marshall & Ilsley Bank 5.300% due 03/19/2007	20,763,036
10,381,518	Merrimac Cash Fund-Premium Class 5.109% due 02/01/2007	10,381,518
12,457,821	Morgan Stanley & Co 5.383% due 08/01/2007	12,457,821
12,457,821	Paradigm Funding 5.294% due 02/26/2007	12,457,821
46,597,383	Rabobank, with a rate of 5.280% and maturity dates ranging from 02/01/2007-02/26/2007	46,597,383
49,831,286	Ranger Funding, with rates ranging from 5.285%-5.328% and maturity dates ranging from 02/08/2007-02/20/2007	49,831,286
49,831,286	Royal Bank of Canada, with a rate of 5.310% and maturity dates ranging from 02/14/2007-02/15/2007	49,831,286
12,457,821	Royal Bank of Scotland	12,457,821
24,915,643	Sheffiled Receivables, with rates ranging from 5.272%-5.280% and maturity dates ranging from 02/02/2007-02/06/2007	24,915,643
12,457,821	Skandinaviska Enskilda Banken 5.280% due 02/28/2007	12,457,821
66,441,714	Societe Generale, with rates ranging from 5.280%-5.290% and maturity dates ranging from 02/01/2007-02/27/2007	66,441,714
25,515,387	Svenska Handlesbanken 5.280% due 02/01/2007	25,515,387
32,777,935	Variable Funding Capital, with rates ranging from 5.271%-5.306% and maturity dates ranging from 02/02/2007-02/14/2007	32,777,935
37,203,577	Yorktown Capital, with rates ranging from 5.282%-5.287% and maturity dates ranging from 02/01/2007-02/15/2007	37,203,577

TOTAL SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITY LENDING (Cost $1,215,516,502)		1,215,516,502

			Market
Face			Value
Value	Currency	Description	(Note 2)
REPURCHASE AGREEMENT—1.8%
United States—1.8%
392,287,744	USD	Investors Bank & Trust Company Repurchase Agreement, dated 01/31/2007, due 02/01/2007, with a maturity value of $392,325,883 and an effective yield of 3.50%, collateralized by U.S. Government and Agent Obligations, with rates ranging from 4.059%-5.870%, maturities from 12/01/2018-10/01/2036, and an aggregate market value of $411,902,131. (Cost $392,287,744)	392,287,744

TOTAL INVESTMENTS — 102.7% (Cost $16,090,061,902)			22,815,472,135
Other Assets and Liabilities (NET) — (2.7%)			(597,462,017)
TOTAL NET ASSETS — 100.0%			$22,218,010,118

Notes to the Portfolio of Investments:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

(1)	Security valued at fair value utilizing the fair value model in accordance with valuation policies approved by the board of directors.
(2)	All or a portion of this security was on loan to brokers at January 31, 2007.
(3)	Illiquid security
(4)	Security has been pledged for futures collateral.
(5)	Security valued at fair value as determined by the policies approved by the board of directors.
(6)	See footnote number three in the Notes to Financial Statements regarding investments in affiliated issuers.
*	Non-income producing security.
†

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

Aggregate cost for federal income tax purposes was $16,217,422,685.

Glossary of Currencies

BGN	— Bulgarian Lev
USD	— United States Dollar

JULIUS BAER INVESTMENT FUNDS

Julius Baer International Equity Fund

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS

January 31, 2007 (Unaudited)

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

	Contracts to Receive				Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)
03/22/2007	GBP	59,136,140	115,740,969	116,550,496	$(809,527)
02/02/2007	HUF	84,903,939	431,333	427,943	3,390
03/22/2007	JPY	43,589,880,789	362,713,687	373,391,197	(10,677,510)
04/23/2007	JPY	26,477,720,000	221,261,585	220,951,475	310,110
04/27/2007	JPY	70,609,000,000	590,358,031	586,552,241	3,805,790

Net unrealized depreciation on forward foreign exchange contracts to buy					$(7,367,747)

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

	Contracts to Deliver				Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)
03/22/2007	CZK	4,596,912,098	213,123,026	222,649,077	$9,526,051
04/30/2007	EUR	238,933,193	311,646,957	309,762,548	(1,884,409)
03/22/2007	HUF	6,413,325,474	32,461,739	33,388,825	927,086
03/22/2007	PLN	272,254,543	90,569,054	94,857,253	4,288,199
03/26/2007	TRY	79,003,549	54,919,869	53,434,933	(1,484,936)

Net unrealized appreciation on forward foreign exchange contracts to sell					$11,371,991

Glossary of Currencies

CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound Sterling
HUF	— Hungarian Forint
JPY	— Japanese Yen
PLN	— Polish Zloty
TRY	— Turkish Lira

1

Julius Baer Funds

Julius Baer International Equity Fund

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)

January 31, 2007

(Percentage of Net Assets)

At January 31, 2007, sector diversification of the Fund’s non-cash equivalents investments were as follows:

		Market
	% of Net	Value
	Assets	(Note 1)

INDUSTRY SECTOR
Financials	35.8%	$7,944,171,427
Consumer Discretionary	10.6	2,357,548,368
Industrials	10.4	2,301,864,807
Materials	8.0	1,781,310,645
Healthcare	7.0	1,560,496,708
Consumer Staples	6.9	1,526,810,338
Energy	5.9	1,327,299,597
Telecommunications	5.9	1,322,799,845
Information Technology	2.5	545,824,873
Utilities	2.2	491,674,561
Cash & Cash Equivalents	7.5	1,655,670,966	*
Total Investments	102.7	22,815,472,135
Other Assets and Liabilities (Net)	(2.7)	(597,462,017	)*
Net Assets	100.0%	$22,218,010,118

*      Cash and Cash Equivalents and Other Assets and Liabilities (Net) include the margin requirements for $587,024,149 and notional market value for futures, which is 2.6% of net assets, and $57,682,007 in market value for swaps, which is 0.26% of net assets.

See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS

JULIUS BAER INTERNATIONAL EQUITY FUND II

PORTFOLIO OF INVESTMENTS

January 31, 2007 (Unaudited)

(Percentage of Net Assets)

		Market
Share		Value
Amount	Description	(Note 2)
COMMON STOCKS—93.5%
United Kingdom—11.0%
1,582,244	Aegis Group (1)	4,408,222
373,343	Amec PLC (1)	3,407,811
533,619	Anglo American (1)	24,786,639
128,473	Arriva PLC (1)	1,819,249
219,919	BAE Systems (1)	1,811,439
548,044	BHP Billiton (1)	10,270,663
387,897	BP PLC (1)	4,082,634
596,269	Burberry Group (1)	7,731,872
3,000,333	Compass Group (1)	17,919,022
2,155,737	Diageo PLC (1)	41,861,072
186,298	Firstgroup PLC (1)	2,001,153
1,895,373	GlaxoSmithkline PLC (1)	50,927,920
201,429	Imperial Tobacco (1)	8,199,469
343,195	Intertek Group (1)	5,793,791
908,377	KKR Private Equity Investors	21,210,603
487,870	KKR Private Equity Investors (2)	11,391,765
72,595	National Express (1)	1,519,234
69,944	Peter Hambro Mining (1) *	1,550,513
590,494	Prudential PLC (1)	7,957,091
1,418,542	QinetiQ PLC (1)	5,783,227
430,619	Reckitt Benckiser (1)	20,699,665
1,363,184	Rentokil Initial (1)	4,324,885
233,353	Rio Tinto (1)	12,538,282
2,392,522	Rolls-Royce Group (1) *	21,919,929
137,127	SABMiller PLC (1) *	3,102,720
497,120	Scottish & Newcastle (1)	5,295,888
3,103,330	Smith & Nephew (1)	34,795,286
152,141	Smiths Group (1)	3,196,697
578,049	Stagecoach Group (1)	1,711,010
2,995,770	Tesco PLC (1)	24,570,381
25,362,178	Vodafone Group (1)	73,779,101
1,256,496	William Hill (1)	15,850,573
121,235	Wolseley PLC (1)	3,128,182
1,241,558	WPP Group (1)	18,197,663
		477,543,651
France—10.3%
24,588	Accor SA (1)	2,032,389
67,489	Aeroports de Paris (1) *	5,633,438
125,454	Air Liquide (1)	29,159,302
26,536	Atos Origin (1) *	1,482,789
101,700	BNP Paribas (1)	11,391,602
192,039	Bouygues SA (1)	12,940,154
147,453	CIE de Saint-Gobain (1)	13,941,725
13,286	EDF Energies Nouvelles (1) *	682,325
295,889	Electricite de France (1) (2)	20,659,063
36,493	Eurazeo (1)	5,047,207
703,623	France Telecom (1)	19,491,690
78,834	Gaz de France (1) (2)	3,393,194
417,659	Havas SA (1) (2)	2,468,085

1

23,610	Hermes International (1)	2,879,622
139,617	JC Decaux (1)	4,158,546
304,546	Lafarge SA (1)	46,505,021
30,502	Lagardere S.C.A. (1)	2,394,272
378,498	LVMH Moet Hennessy Louis Vuitton (1)	39,796,399
184,474	Natixis (1)	5,193,359
106,672	Neuf Cegetel (1) *	3,872,632
149,312	Pernod-Ricard (1) (2)	30,650,929
118,535	PPR (1)	17,437,887
48,719	PSA Peugeot Citroen (1)	3,197,592
50,861	Publicis Groupe (1)	2,183,415
29,109	Remy Cointreau (1)	1,892,200
41,257	Renault SA (1)	5,112,256
500,269	Sanofi-Aventis (1)	44,054,883
281,828	Societe Television Francaise 1 (1)	9,519,646
364,354	Suez SA (1) (2)	17,859,015
847,342	Total SA (1)	57,047,961
56,249	Veolia Environnement (1)	3,947,221
96,445	Vinci SA (1)	13,271,149
175,734	Vivendi (1)	7,238,402
		446,535,370
Germany—9.7%
31,121	Adidas AG (1) (2)	1,493,196
175,251	Bilfinger Berger (1)	13,654,592
1,439,589	Commerzbank AG (1)	60,950,115
20,348	Continental AG (1)	2,455,704
263,009	DaimlerChrysler AG - Registered (1)	16,292,005
166,972	Deutsche Bank - Registered (1)	23,534,300
66,797	Deutsche Boerse (1)	13,996,507
1,240,225	Deutsche Post - Registered (1)	38,043,627
131,330	Deutsche Postbank (1)	11,265,723
90,354	E.ON AG (1)	12,256,777
703,246	Fraport AG (1) (2)	53,668,036
68,714	Fresenius AG (1)	13,807,183
94,408	Fresenius Medical Care (1)	12,624,943
120,633	Henkel KGaA (1)	16,798,120
278,740	Hypo Real Estate (1)	18,382,834
272,281	IKB Deutsche Industriebank (1)	11,450,673
173,754	IVG Immobilien (1)	7,917,249
248,537	KarstadtQuelle AG (1) (2) *	8,005,341
143,137	Landesbank Berlin (1) *	1,327,812
17,651	MAN AG (1)	1,851,508
24,465	Merck KGaA (1) (2)	2,844,195
28,013	Metro AG (1)	1,911,865
82,902	MTU Aero Engines (1)	4,410,346
2,455	Puma AG (1)	892,701
248,904	Rhoen-Klinikum AG (1)	12,938,179
124,041	SAP AG (1) (2)	5,721,547
437,088	Siemens AG - Registered (1) (2)	48,006,443
29,598	Solarworld AG (1) (2)	2,297,568
18,216	Symrise (1) *	479,333
9,611	Wacker Chemie (1) *	1,545,846
		420,824,268

2

Japan—6.8%
65,930	Acom Co (1) (2)	2,498,904
110,316	Aeon Credit Service (1)	2,102,790
73,450	Aiful Corp (1)	2,232,910
83,048	Aisin Seiki (1)	2,704,974
211,616	Canon Inc (1)	11,135,680
51,023	Credit Saison (1)	1,839,281
162,000	Daihatsu Motor (1)	1,652,970
64,700	Daikin Industries (1)	2,137,640
277,928	Daiwa Securities (1)	3,421,875
122,329	Denso Corp (1)	4,904,147
268	Dentsu Inc (1)	798,620
633	East Japan Railway (1)	4,391,776
53,800	Eisai Co (1)	2,763,984
38,800	Fanuc Ltd (1)	3,609,040
983	Fuji Television Network (1)	2,211,575
155,467	Fujitsu Ltd (1)	1,165,448
320,932	Honda Motor (1)	12,598,010
96,238	Hoya Corp (1)	3,489,551
43,110	Ibiden Co (1)	2,139,946
183,000	Itochu Corp (1)	1,598,436
1,250	Japan Tobacco (1)	6,025,400
60,291	JS Group (1)	1,375,127
61,717	JSR Corp (1)	1,466,840
5,020	Keyence Corp (1)	1,130,258
280,484	Kubota Corp (1)	2,967,183
17,200	Kyocera Corp (1)	1,580,764
43,396	Makita Corp (1)	1,525,760
629,322	Matsushita Electric Industrial (1)	12,518,988
107,200	Millea Holdings (1)	3,827,960
110,000	Mitsubishi Electric (1)	995,404
1,486	Mitsubishi UFJ Financial (1)	18,002,972
205,360	Mitsubishi UFJ Securities (1)	2,324,866
103,793	Mitsui Fudosan (1)	2,692,112
138,629	Mitsui Mining & Smelting (1)	714,351
2,302	Mizuho Financial (1)	16,589,578
63,361	NGK Spark Plug (1)	1,289,253
177,294	NHK Spring (1)	1,855,637
181,000	Nikko Securities (1)	1,788,967
11,441	Nintendo Co (1)	3,390,032
69,000	Nippon Electric Glass (1)	1,646,008
645	Nippon Telegraph & Telephone (1)	3,218,332
58,000	Nissan Chemical Industries (1)	709,950
170,173	Nissan Motor (1)	2,122,246
101,778	Nitto Denko (1)	5,010,950
74,300	NOK Corp (1)	1,303,722
359,354	Nomura Holdings (1)	7,304,515
171,000	NSK Ltd (1)	1,563,307
2,115	NTT DoCoMo (1)	3,222,081
18,310	ORIX Corp (1)	5,254,982
70,220	Promise Co (1)	2,484,104
269	Resona Holdings (1) (2)	746,700
254,000	Ricoh Co (1)	5,535,001
75	Sapporo Hokuyo (1)	752,074
69,200	Sega Sammy (1)	1,781,539

3

246,000	Seiyu Ltd (1) (2) *	370,628
19,554	Seven & I (1)	587,845
145,000	Sharp Corp (1)	2,474,035
169,348	Sony Corp (1)	7,815,157
71,061	Stanley Electric (1)	1,470,072
355,000	Sumitomo Chemical (1)	2,738,566
175,011	Sumitomo Corp (1)	2,729,413
145,000	Sumitomo Electric Industries (1)	2,218,649
298,158	Sumitomo Metal Industries (1)	1,264,233
1,143	Sumitomo Mitsui Financial (1)	11,697,735
65,000	Suruga Bank (1)	845,545
245,700	Suzuki Motor (1)	7,064,480
39,400	T&D Holdings (1)	2,653,424
65,896	Takeda Pharmaceutical (1)	4,292,079
87,500	Takefuji Corp (1)	3,518,596
91,000	Teijin Ltd (1)	516,854
221,000	The Bank of Fukuoka (1)	1,756,850
72,396	The Bank of Kyoto (1)	755,758
199,593	The Bank of Yokohama (1)	1,620,281
189,000	The Chiba Bank (1)	1,701,284
100,000	The Gunma Bank (1)	644,642
68,119	The Shizuoka Bank (1)	706,835
182,633	The Sumitomo Trust & Banking (1)	1,953,445
63,000	Toppan Printing (1)	681,130
172,286	Toray Industries (1)	1,308,070
369,194	Toyota Motor (1)	24,272,723
68,800	Yamada Denki (1)	5,709,693
122,647	Yamaha Motor (1)	3,801,630
40,505	Yamato Holdings (1)	607,107
112,265	Yokogawa Electric (1)	1,828,242
		293,719,521
Switzerland—6.5%
93,709	Adecco SA (1)	6,014,751
23,360	BKW FMB Energie (1)	2,698,593
465,138	Compagnie Financiere Richemont (1)	25,873,796
304,535	Credit Suisse - Registered (1)	21,532,928
6,885	Givaudan - Registered (1)	6,223,139
383,967	Holcim Ltd (1)	38,110,109
136,409	Nestle SA - Registered (1)	49,881,258
641,034	Novartis AG - Registered (1)	36,890,909
251,996	Roche Holding (1)	47,349,814
10,656	SGS SA (1)	11,702,144
59,217	Syngenta AG - Registered (1) *	10,908,122
111,553	The Swatch Group (1)	26,397,333
		283,582,896
Italy—5.3%
277,568	Assicurazioni Generali (1)	11,966,244
3,126,875	Banca CR Firenze (1)	11,319,931
905,794	Banca Intesa	6,848,530
3,619,126	Banca Intesa-RNC (1)	26,838,057
101,502	Banca Italease (1)	7,043,949
101,303	Banca Popolare dell’ Emilia Romagna (1)	2,711,489
1,126,970	Banca Popolare di Milano (1)	19,041,496
209,784	Banca Popolare di Sondrio (1)	4,170,914

4

5,627	Banca Popolare Emilia Romagna (1) *	147,995
891,701	Banca Popolare Italiana (1) *	13,861,759
159,099	Banche Popolari Unite (1)	4,500,414
275,946	Banco Popolare di Verona e Novara (1) (2)	8,642,382
3,664,898	Beni Stabili (1)	6,044,343
329,538	Bulgari SpA (1)	4,813,285
586,189	Buzzi Unicem (1)	16,541,336
2,527,492	Capitalia SpA (1)	22,729,653
753,233	Credito Emiliano (1)	11,171,295
385,793	Eni SpA (1)	12,390,051
147,900	Finmeccanica SpA (1) (2)	4,171,428
152,117	Geox SpA (1)	2,449,552
95,529	Luxottica Group (1)	2,974,152
455,327	Parmalat SpA (1) *	2,041,414
1,264,805	Telecom Italia (1)	3,739,305
2,460,042	UniCredito Italiano (1)	22,870,224
		229,029,198
Poland—4.5%
68,651	Bank BPH (1)	24,009,692
491,831	Bank Handlowy w Warszawie (1)	14,646,445
124,056	Bank Millenium (1)	457,318
671,604	Bank PEKAO (1)	56,307,655
301,152	Bank Zachodni WBK (1)	26,762,035
17,937	BRE Bank (1) *	2,406,245
206,572	Globe Trade Centre (1) *	3,431,771
18,893	ING Bank Slaski (1)	5,238,483
2,594,097	PKO Bank Polski (1)	42,935,408
1,932,334	Telekomunikacja Polska (1)	16,546,036
388,598	TVN SA (1) *	3,472,411
		196,213,499
Russia—3.9%
226,440	CTC Media *	4,870,724
18,923	Gazpromneft	83,072
165,419	LUKOIL ADR	13,102,839
178,025	MMC Norilsk Nickel ADR (2)	30,152,984
736,976	NovaTek OAO	3,979,670
23,530	NovaTek OAO GDR †	1,270,620
476,172	OAO Gazprom ADR (2)	20,537,441
2,259,732	OAO Rosneft Oil GDR (1) (2) *	20,343,364
102	OJSC Evrocement (3) *	1,295,400
191,741	Polyus Gold *	9,395,309
65,431	Polyus Gold ADR *	3,181,582
7,029	Sberbank RF	23,195,700
870,631	TNK-BP	1,980,686
233,795	Unified Energy System GDR (1)	27,470,213
953,776	Uralkaliy CLS	1,506,966
590,059	Uralsvyazinform ADR (2)	8,319,832
		170,686,402
Netherlands—3.5%
37,899	Eurocastle Investment (1)	2,018,892
55,978	Euronext NV (1) (2)	6,823,022
75,055	Heineken NV (1)	3,799,636
611,799	ING Groep (1)	26,684,567
115,052	Koninklijke Vopak NV (1)	6,020,193

5

735,177	Royal KPN (1)	10,581,907
291,525	Royal Numico (1)	15,423,597
661,629	Royal Philips Electronics (1)	25,768,628
762,702	TNT NV (1)	34,582,238
715,043	Unilever NV (1)	18,980,047
101,814	Vedior NV (1)	2,104,833
		152,787,560
Sweden—3.3%
30,708	Autoliv Inc (1)	1,855,688
355,432	Getinge AB - Class B (1)	7,731,693
86,977	Hennes & Mauritz - Class B (1) (2)	4,718,880
150,409	Modern Times - Class B (1) *	9,527,138
1,621,987	Nordea AB (1)	25,370,864
1,097,413	Skandinaviska Enskilda Banken (1)	36,547,445
587,030	Skanska AB - Class B (1)	12,247,648
1,019,326	Swedbank AB (1)	38,575,677
1,195,312	Telefonaktiebolaget LM Ericsson - Class B (1)	4,736,723
353,646	TeliaSonera AB (1) (2)	2,831,755
		144,143,511
Hungary—3.1%
5,239,396	Magyar Telekom Telecommunications (1)	26,612,132
2,098,999	OTP Bank (1)	93,613,590
69,597	Richter Gedeon (1)	13,978,409
		134,204,131
Austria—3.0%
311,227	Erste Bank der Oesterreichischen Sparkassen (1)	24,285,291
1,390,123	Immoeast Immobilien Anlagen (1) *	20,853,317
98,310	IMMOFINANZ Immobilien Anlagen (1) *	1,488,311
317,160	OMV AG (1)	16,929,491
181,332	Raiffeisen International Bank (1) (2)	27,694,834
436,331	Telekom Austria (1)	11,888,897
179,148	Wiener Staedtische Versicherung (1)	13,075,745
261,387	Wienerberger AG (1)	16,111,630
		132,327,516
Finland—2.5%
88,229	Elisa Oyj - Class A (1)	2,590,777
867,683	Fortum Oyj (1)	23,864,009
995,082	Nokia Oyj (1) (2)	21,835,040
272,284	Orion Oyj - Class B (1) *	6,161,765
448,514	Sampo Oyj - Class A (1)	12,269,291
306,511	Sanoma-WSOY Oyj - Class B (1) (2)	8,866,719
289,265	Stockmann Oyj - Class B (1)	13,478,595
28,110	Wartsila Oyj - Class B (1) (2)	1,613,636
755,638	YIT Oyj (1) (2)	20,143,040
		110,822,872
Australia—2.4%
805,267	BHP Billiton (1)	16,439,925
612,860	Brambles Ltd (1) *	6,616,339
182,393	CSL Ltd (1)	9,852,019
409,633	John Fairfax (1)	1,573,269
9,266,468	Macquarie Airports Management (1)	25,634,048
1,392,344	Newcrest Mining (1)	22,647,448
103,667	Publishing & Broadcasting (1)	1,585,887
321,965	Rio Tinto (1)	19,246,539
		103,595,474

6

Belgium—1.8%
446,592	Almancora Comm Va (1)	66,749,470
324,792	Fortis (1)	13,659,784
		80,409,254
Czech Republic—1.6%
446,388	Komercni Banka (1)	66,577,345
152,787	Telefonica O2 Czech Republic (1)	3,715,552
		70,292,897
Cyprus—1.4%
1,866,847	Bank of Cyprus (1)	28,442,364
3,059,767	Marfin Popular Bank Public *	33,000,918
		61,443,282
Hong Kong—1.4%
737,963	China Mengniu Dairy (1)	2,215,291
4,090,245	China Merchants Holdings International (1)	15,136,971
5,151,545	Galaxy Entertainment (1) *	5,248,651
2,166,780	GOME Electrical Appliances (1)	2,300,162
1,843,323	Hutchison Telecommunications International (1) *	4,465,504
7,262,505	Melco International Development (1)	15,451,561
99,253	Melco PBL Entertainment Macau ADR *	1,919,553
10,628,196	Shun TAK (1)	14,263,201
		61,000,894
Mexico—1.2%
173,044	Cemex SAB ADR *	6,122,297
19,040	Desarrolladora Homex ADR *	1,132,118
480,154	Fomento Economico Mexicano	5,740,582
4,289,278	Grupo Financiero Banorte	17,008,318
421,459	Grupo Televisa ADR	12,416,182
2,238,514	Urbi Desarrollos Urbanos *	7,988,357
		50,407,854
Turkey—1.0%
6,170,374	Dogan Sirketler Grubu (1)	10,468,870
1,285,944	Haci Omer Sabanci (1)	5,386,657
4,010,509	Turkiye Garanti Bankasi (1)	15,193,841
2,917,537	Turkiye Is Bankasi (1)	14,009,663
		45,059,031
Romania—1.0%
1,298,017	BRD-Groupe Societe Generale	10,656,547
141,483,380	SNP Petrom	32,685,751
		43,342,298
Canada—0.9%
792,382	Bema Gold *	4,625,137
1,884,030	Ivanhoe Mines *	18,307,204
107,654	Potash Corp of Saskatchewan	16,715,372
		39,647,713
Norway—0.9%
174,583	DnB NOR (1)	2,622,360
525,212	Norsk Hydro (1)	16,902,869
91,371	Orkla ASA (1)	5,476,965
166,849	Statoil ASA (1) (2)	4,462,231
382,930	Telenor ASA (1)	7,804,681
		37,269,106

7

Spain—0.8%
2,473,453	Corporacion Mapfre (1)	12,419,306
46,911	Gamesa Corporacion Tecnologica (1)	1,284,512
166,636	Grifols SA (1) *	2,544,288
79,068	Inditex SA (1)	4,488,867
704,811	Telefonica SA (1)	15,409,754
		36,146,727
South Korea—0.8%
36,463	Hyundai Motor (1)	2,610,081
15,056	NHN Corp (1) *	1,986,968
49,889	Samsung Electronics (1)	30,889,968
		35,487,017
Denmark—0.8%
25,175	ALK-Abello A/S (1)	5,826,674
244,449	Novo-Nordisk - Class B (1)	20,977,696
23,397	Rockwool International AS - Class B (1)	4,293,134
71,365	Vestas Wind Systems (1) *	3,167,050
		34,264,554
Ukraine—0.7%
2,586,054	Bank Aval *	473,470
22,168	Ukrnafta Oil (1)	1,460,325
26,391	Ukrnafta Oil ADR (3) *	10,425,311
5,575	Ukrnafta Oil ADR (3) *	2,202,308
35,547,421	UkrTelecom *	8,192,432
627,195	UkrTelecom GDR (1)	7,188,375
		29,942,221
Multinational—0.6%
180,878	Central European Media Enterprises - Class A (2) *	15,698,402
136,772	Millicom International Cellular (2) *	9,087,132
		24,785,534
United States—0.5%
549,193	News Corp (1)	13,423,563
406,206	News Corp - Class B (2)	9,931,737
		23,355,300
China—0.5%
16,748,420	Beijing Capital International Airport - Class H (1)	15,527,518
11,030,109	Dongfeng Motor Group-Class H (1) *	6,708,632
		22,236,150
Portugal—0.4%
657,161	Energias de Portugal (1)	3,272,916
646,784	Jeronimo Martins (1)	16,154,499
		19,427,415
Greece—0.3%
476,697	Hellenic Telecommunication Organization (1) *	14,180,329

Philippines—0.3%
446,598	Ayala Corp (1)	5,757,031
10,599,283	Ayala Land (1)	3,811,096
772,396	Bank of the Philippine Islands (1)	1,138,080
51,161	Philippine Long Distance Telephone (1)	2,731,008
		13,437,215
India—0.2%
146,740	State Bank of India GDR (1) (2)	9,540,473

8

Thailand—0.2%
1,457,672	Bangkok Bank (1) *	4,526,397
100,500	Bangkok Bank - Foreign Registered Shares (1)	329,307
5,208,672	Krung Thai Bank (1) *	1,826,832
		6,682,536
Malaysia—0.1%
172,000	Golden Hope Plantations Berhad (1)	319,389
1,853,400	Sime Darby Berhad (1)	4,348,026
		4,667,415
Indonesia—0.1%
4,313,096	Telekomunikasi Indonesia (1)	4,502,745
Venezuela—0.1%
326,492	CIA Anonima Nacional TeleFonos De Venezuela ADR	4,378,258
Egypt—0.1%
9,909	Orascom Telecom Holding GDR (1)	683,654
698,860	Telecom Egypt (1)	1,559,151
		2,242,805
Chile—0.0%
6,307	Sociedad Quimica y Minera de Chile ADR	855,671

TOTAL COMMON STOCKS (Cost $3,440,684,549)		4,071,020,563

		Market
Share		Value
Amount	Description	(Note 2)
PREFERRED STOCKS—0.2%
Germany—0.2%
3,451	Henkel KGaA (1)	538,447
273,665	ProsiebenSat.1 Media (1)	9,185,298

TOTAL PREFERRED STOCKS (Cost $6,232,420)		9,723,745

		Market
Share		Value
Amount	Description	(Note 2)
INVESTMENT FUNDS—0.1%
Luxembourg—0.1%
238,710	Prologis European Properties (Cost $4,393,477) (1)	4,745,268

		Market
Share		Value
Amount	Description	(Note 2)
RIGHTS—0.0%
Germany—0.0%
24,465	Merck KGaA Rights, Expires TBD (Cost $0) *	50,230

9

		Market
Share		Value
Amount	Description	(Note 2)
WARRANTS—2.4%
India—2.4%
2,271,193	Banking Index Benchmark Exchange Traded Scheme - Bank BeES, Issued by Citigroup, Expires 01/20/2010 * †	30,631,580
667,530	Bharti Airtel - Class A, Issued by CLSA, Expires 05/31/2010 * †	11,036,004
1,391,073	Canara Bank, Issued by Citigroup, Expires 01/19/2009 *	7,643,109
655,937	State Bank of India, Issued by Citigroup, Expires 01/19/2009 * †	20,173,211
984,752	State Bank of India, Issued by CLSA, Expires 05/13/2010 * †	30,511,083
39,351	State Bank of India, Issued by CLSA, Expires 08/11/2011 †	337,785
106,348	Suzlon Energy, Issued by Citigroup, Expires 01/20/2010	2,748,990

TOTAL WARRANTS (Cost $86,302,751)		103,081,762

			Market
Face			Value
Value	Currency	Description	(Note 2)
U.S. GOVERNMENT AND AGENCY OBLIGATION—0.2%
United States—0.2%
8,000,000	USD	U.S. Treasury Bill 4.760% due 02/22/2007 (Cost $7,977,787) (4)	7,977,787

			Market
Face			Value
Value	Currency	Description	(Note 2)
SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITY LENDING—5.6%
—5.6%
10,691,657		Bank of America, with rates ranging from 5.270%-5.320% and maturity dates ranging from 01/09/2007-07/10/2007	10,691,657
8,352,858		Bank of Nova Scotia 5.290% due 02/06/2007	8,352,858
14,199,857		Barclays, with rates ranging from 5.310%-5.320% and maturity dates ranging from 02/13/2007-02/20/2007	14,199,857
9,978,359		Barton Capital, with rates ranging from 5.260%-5.282% and maturity dates ranging from 02/02/2007-02/13/2007	9,978,359
8,269,329		Bear Stearns & Co, with rates ranging from 5.372%-5.447% and maturity dates ranging from 03/07/2007-07/10/2007	8,269,329
5,011,715		BGI Institutional 5.244% due 02/01/2007	5,011,715
6,682,286		BNP Paribas 5.280% due 02/01/2007	6,682,286
3,081,985		CAFCO Funding 5.292% due 03/21/2007	3,081,985
8,352,858		Calyon, with rates ranging from 5.300%-5.310% and maturity dates ranging from 02/05/2007-02/16/2007	8,352,858
1,670,572		Charta 5.296% due 02/26/2007	1,670,572
10,858,715		Citigroup 5.310% due 03/16/2007	10,858,715
2,505,857		Clipper Receivables 5.282% due 02/23/2007	2,505,857
4,107,781		Compass Securitization, with rates ranging from 5.284%-5.292% and maturity dates ranging from 02/12/2007-02/22/2007	4,107,781
6,631,125		CRC Funding, with rates ranging from 5.285%-5.287% and maturity dates ranging from 03/07/2007-03/08/2007	6,631,125
5,011,714		Credit Suisse First Boston, with rates ranging from 5.275%-5.280% and maturity dates ranging from 02/09/2007-02/16/2007	5,011,714
3,341,143		Den Danske Bank 5.285% due 02/12/2007	3,341,143

10

3,341,143	Deutsche Bank 5.285% due 02/02/2007	3,341,143
5,006,824	Fairway Finance, with rates ranging from 5.273%-5.293 and maturity dates ranging from 02/02/2007-02/16/2007	5,006,824
4,938,488	Falcon Asset Securitization, with rates ranging from 5.282%-5.284% and maturity dates ranging from 02/12/2007-02/27/2007	4,938,488
6,682,286	Fortis Bank, with rates ranging from 5.260%-5.285% and maturity dates ranging from 02/02/2007-03/26/2007	6,682,286
1,670,572	General Electric Capital Corporation 5.285% due 03/23/2007	1,670,572
1,637,620	Greyhawk Funding 5.281% due 02/12/2007	1,637,620
5,011,715	HBOS Halifax Bank of Scotland 5.305% due 03/14/2007	5,011,715
6,652,996	Jupiter Securitization, with rates ranging from 5.278%-5.287% and maturity dates ranging from 02/09/2007-02/20/2007	6,652,996
1,670,572	Kitty Hawk Funding 5.284% due 02/12/2007	1,670,572
4,986,037	Liberty Street 5.286% due 02/12/2007	4,986,037
10,858,715	Lloyds TSB Bank 5.300% due 02/26/2007	10,858,715
4,176,429	Marshall & Ilsley Bank 5.300% due 03/19/2007	4,176,429
2,088,214	Merrimac Cash Fund-Premium Class 5.109% due 02/01/2007	2,088,214
2,505,857	Morgan Stanley & Co 5.383% due 08/01/2007	2,505,857
2,505,857	Paradigm Funding 5.294% due 02/26/2007	2,505,857
9,372,939	Rabobank, with a rate of 5.280% and maturity dates ranging from 02/01/2007-02/26/2007	9,372,939
10,023,429	Ranger Funding, with rates ranging from 5.285%-5.328% and maturity dates ranging from 02/08/2007-02/20/2007	10,023,429
10,023,429	Royal Bank of Canada, with a rate of 5.310% and maturity dates ranging from 02/14/2007-02/15/2007	10,023,429
2,505,857	Royal Bank of Scotland	2,505,857
5,011,715	Sheffiled Receivables, with rates ranging from 5.272%-5.280% and maturity dates ranging from 02/02/2007-02/06/2007	5,011,715
2,505,857	Skandinaviska Enskilda Banken 5.280% due 02/28/2007	2,505,857
13,364,573	Societe Generale, with rates ranging from 5.280%-5.290% and maturity dates ranging from 02/01/2007-02/27/2007	13,364,573
5,132,352	Svenska Handlesbanken 5.280% due 02/01/2007	5,132,352
6,593,194	Variable Funding Capital, with rates ranging from 5.271%-5.306% and maturity dates ranging from 02/02/2007-02/14/2007	6,593,194
7,483,400	Yorktown Capital, with rates ranging from 5.282%-5.287% and maturity dates ranging from 02/01/2007-02/15/2007	7,483,400

TOTAL SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITY LENDING (Cost $244,497,881)		244,497,881

11

			Market
Face			Value
Value	Currency	Description	(Note 2)
REPURCHASE AGREEMENT—4.6%
United States—4.6%
198,602,385	USD	Investors Bank & Trust Company Repurchase Agreement, dated 01/31/2007, due 02/01/2007, with a maturity vlaue of $198,621,694 and an effective yield of 3.50%, collaterialized by U.S. Government and Agency Obligations, with rates ranging from 4.179%-5.820%, maturities from 01/25/2033-07/15/2036, and an aggregate market value of $208,532,504. (Cost $198,602,385)	198,602,385

TOTAL INVESTMENTS — 106.6% (Cost $3,988,691,250)			4,639,699,621
Other Assets and Liabilities (NET) — (6.6%)			(288,550,591)
TOTAL NET ASSETS — 100.0%			$4,351,149,030

Notes to the Portfolio of Investments:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

(1)	Security valued at fair value utilizing the fair value model in accordance with valuation policies approved by the board of directors.
(2)	All or a portion of this security was on loan to brokers at January 31, 2007.
(3)	Illiquid security
(4)	Security has been pledged for futures collateral.
*	Non-income producing security.
†

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

Aggregate cost for federal income tax purposes was $4,009,087,979.

Glossary of Currencies

USD	— United States Dollar

12

JULIUS BAER INVESTMENT FUNDS

JULIUS BAER INTERNATIONAL EQUITY FUND II

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS

January 31, 2007 (Unaudited)

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

	Contracts to Receive				Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)
02/02/2007	AUD	1,919,633	1,486,948	1,487,140	$(192)
02/06/2007	DKK	5,249,318	914,974	903,979	10,995
02/01/2007	EUR	16,014,478	20,810,014	20,818,822	(8,808)
02/02/2007	GBP	2,925,939	5,727,233	5,724,014	3,219
02/06/2007	GBP	401,427	785,751	766,606	19,145
02/28/2007	GBP	5,055,000	9,894,422	9,847,747	46,675
03/12/2007	GBP	558,634	1,093,398	1,097,307	(3,909)
03/22/2007	GBP	5,278,200	10,330,468	10,404,018	(73,550)
04/19/2007	GBP	2,541,000	4,972,498	4,997,715	(25,217)
04/23/2007	GBP	5,740,000	11,232,365	11,317,271	(84,906)
02/02/2007	HUF	915,393,705	4,650,422	4,656,596	(6,174)
02/07/2007	JPY	806,855,000	6,674,964	6,919,201	(244,237)
02/08/2007	JPY	3,227,882,744	26,707,314	27,616,358	(909,044)
02/16/2007	JPY	1,169,000,000	9,682,773	10,082,801	(400,028)
02/22/2007	JPY	2,154,286,400	17,858,444	18,469,504	(611,060)
02/28/2007	JPY	4,300,000,000	35,674,988	37,480,606	(1,805,618)
03/22/2007	JPY	7,513,329,680	62,518,811	64,136,680	(1,617,869)
04/10/2007	JPY	734,252,640	6,125,258	6,259,293	(134,035)
04/12/2007	JPY	2,426,000,000	20,243,444	20,526,098	(282,654)
04/19/2007	JPY	2,125,618,000	17,753,370	17,843,410	(90,040)
04/23/2007	JPY	3,638,544,846	30,405,571	30,362,956	42,615
04/27/2007	JPY	8,455,100,000	70,692,634	70,127,895	564,739
02/28/2007	NOK	216,500,000	34,602,392	34,584,665	17,727
02/02/2007	PHP	727,962	14,887	14,878	9
02/01/2007	SEK	37,678,943	5,407,775	5,409,056	(1,281)
02/01/2007	TRY	1,886,235	1,336,334	1,335,861	473
02/06/2007	UAH	2,392,268	473,244	473,248	(4)
02/07/2007	UAH	7,477,881	1,479,290	1,479,304	(14)

Net unrealized depreciation on forward foreign exchange contracts to buy					$(5,593,043)

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

	Contracts to Deliver				Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)
02/22/2007	CZK	32,582,000	1,507,316	1,506,982	$(334)
03/19/2007	CZK	389,697,000	18,063,050	18,686,918	623,868
03/22/2007	CZK	26,279,692	1,218,385	1,272,624	54,239
04/30/2007	EUR	78,746,000	102,710,515	102,073,112	(637,403)
02/06/2007	GBP	401,427	785,751	792,887	7,136
03/12/2007	GBP	558,634	1,093,398	1,103,246	9,848
04/19/2007	GBP	2,541,000	4,972,498	5,016,747	44,249
04/23/2007	GBP	5,740,000	11,232,365	11,332,310	99,945
03/19/2007	HUF	1,782,641,000	9,025,152	9,240,791	215,639
03/22/2007	HUF	26,922,463	136,271	140,163	3,892
03/22/2007	PLN	1,313,945	437,101	457,796	20,695
03/26/2007	TRY	403,460	280,468	272,885	(7,583)

Net unrealized appreciation on forward foreign exchange contracts to sell					$434,191

Glossary of Currencies

AUD       — Australian Dollar

CZK        — Czech Koruna

DKK       —  Danish Krone

EUR        — Euro

1

GBP        — British Pound Sterling

HUF        — Hungarian Forint

JPY         — Japanese Yen

NOK       — Norwegian Krone

PHP        — Philippine Peso

PLN        — Polish Zloty

SEK        — Swedish Krona

TRY        — Turkish Lira

UAH       — Ukraine Hryvna

2

Julius Baer Funds
Julius Baer International Equity II Fund

PORTFOLIO OF INVESTMENTS–Industry Sector (Unaudited)

January 31, 2007

(Percentage of Net Assets)

At January 31, 2007, sector diversification of the Fund’s non-cash equivalents Investments were as follows:

		Market
	% of Net	Value
	Assets	(Note 1)

INDUSTRY SECTOR
Financials	36.4%	$1,582,450,038
Consumer Discretionary	11.4	494,691,270
Industrials	10.1	438,699,744
Materials	7.8	342,156,697
Healthcare	7.1	307,156,339
Consumer Staples	6.4	278,873,362
Telecommunications	6.3	276,185,801
Energy	5.8	252,372,492
Utilities	2.6	115,074,325
Information Technology	2.3	100,961,500
Cash & Cash Equivalents	10.4	451,078,053	*
Total Investments	106.6	4,639,699,621
Other Assets and Liabilities (Net)	(6.6)	(288,550,591	)*
Net Assets	100.0%	$4,351,149,030

*                 Cash and Cash Equivalents and Other Assets and Liabilities (Net) include the margin requirements for $100,631,528 and notional market value for futures, which is 2.31% of net assets.

See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS

JULIUS BAER TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2007 (Unaudited)

(Percentage of Net Assets)

			Market
	Face		Value
Currency	Value		(Note 2)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS—58.3%

		Federal Home Loan Bank
USD	2,000,000	4.470% due 02/22/2007 (1)	1,999,462
USD	6,000,000	4.625% due 08/08/2007	5,980,206
USD	4,280,065	4.720% due 09/20/2012	4,163,700
			12,143,368
		Federal Home Loan Mortgage
USD	3,600,000	4.050% due 06/28/2007	3,582,090
USD	7,000,000	5.000% due 01/16/2009	6,985,790
USD	12,000,000	5.500% due 02/01/2022 *	11,940,000
USD	3,302,315	4.625% due 09/01/2035 (1)	3,265,889
			25,773,769
		Federal National Mortgage Association
USD	24,700,000	5.145% due 02/07/2007	24,678,820
USD	21,010,000	5.500% due 02/01/2022 *	20,924,657
USD	40,200,000	6.000% due 02/01/2022 *	40,652,250
USD	2,269,430	4.401% due 01/01/2034 (1)	2,250,693
USD	4,790,791	4.274% due 10/01/2034 (1)	4,714,960
USD	3,829,124	4.673% due 11/01/2035 (1)	3,793,632
USD	27,500,000	5.000% due 02/01/2037 *	26,391,420
USD	15,000,000	6.000% due 02/01/2037 *	15,056,250
USD	40,200,000	6.500% due 02/01/2037 *	40,878,375
			179,341,057
		Government National Mortgage Association
USD	62,282	7.000% due 04/15/2032	64,396
USD	26,100,000	6.000% due 02/01/2036 *	26,352,857
			26,417,253
		U.S. Treasury Bonds
USD	10,300,000	6.125% due 08/15/2023	11,707,402
USD	33,965,000	4.500% due 02/15/2036	31,757,309
			43,464,711
		U.S. Treasury Inflation Indexed Bond
USD	5,076,650	2.375% due 01/15/2025	4,914,634

		U.S. Treasury Inflation Indexed Notes
USD	24,909,797	2.000% due 01/15/2016	24,761,907

		U.S. Treasury Notes
USD	7,350,000	4.750% due 12/31/2008	7,328,185
USD	33,515,000	4.500% due 11/30/2011	33,062,045
USD	4,670,000	4.625% due 12/31/2011	4,630,235
			45,020,465

		Total U.S. Government and Agency Obligations (Cost $364,178,983)	361,837,164

1

			Market
	Face		Value
Currency	Value		(Note 2)

ASSET BACKED SECURITIES—36.8%

		American Express Credit Account Master Trust, Series 2002-1, Class A
USD	5,500,000	5.430% due 09/15/2009 (1)	5,503,319
		American Express Credit Account Master Trust, Series 2002-3, Class A
USD	4,805,000	5.430% due 12/15/2009 (1)	4,809,779
		Banc of America Commercial Mortgage, Series 2006-5, Class A4
USD	6,600,000	5.414% due 09/10/2047	6,549,031
		Bank One Auto Securitization Trust, Series 2003-1, Class A4
USD	4,959,396	2.430% due 03/22/2010	4,915,908
		Bank One Issuance Trust, Series 2002-A1, Class A1
USD	4,600,000	5.430% due 01/15/2010 (1)	4,604,575
		Bank One Issuance Trust, Series 2004-A2, Class A2
USD	26,000,000	5.350% due 10/15/2009 (1)	26,014,856
		Caterpillar Financial Asset Trust, Series 2006-A, Class A1
USD	1,165,573	5.455% due 06/25/2007	1,166,532
		Citibank Credit Card Issuance Trust, Series 2002-A1, Class A1
USD	4,000,000	4.950% due 02/09/2009	4,001,727
		Citibank Credit Card Issuance Trust, Series 2003-A4, Class A4
USD	12,000,000	5.435% due 03/20/2009 (1)	12,008,736
		City Mortgage MBS Finance B.V., Series 2006-1A, Class AFL
USD	2,485,819	6.920% due 09/10/2033 (1) †	2,495,141
		Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4
USD	5,600,000	5.769% due 06/10/2046 (1)	5,731,878
		Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class A3
USD	5,000,000	5.467% due 09/15/2039	4,975,495
		Credit Suisse Mortgage Capital Certificates, Series 2006-C5, Class A3
USD	6,600,000	5.311% due 12/15/2039	6,489,233
		Daimler Chrysler Master Owner Trust, Series 2004-B, Class A
USD	13,000,000	5.330% due 08/17/2009 (1)	13,010,176
		Discover Card Master Trust I, Series 2000-4, Class A
USD	4,500,000	5.530% due 11/17/2009 (1)	4,505,763
		Discover Card Master Trust I, Series 2002-3, Class A
USD	7,000,000	5.430% due 11/17/2009 (1)	7,006,962
		Discover Card Master Trust I, Series 2003-1, Class A3
USD	15,000,000	5.460% due 04/16/2010 (1)	15,026,100
		First USA Credit Card Master Trust, Series 1997-4, Class A
USD	9,000,000	5.530% due 02/17/2010 (1)	9,013,431
		Ford Credit Auto Owner Trust, Series 2006-B, Class A1
USD	1,469,252	5.405% due 09/15/2007 (1)	1,470,304
		Harley-Davidson Motorcycle Trust, Series 2003-2, Class A2
USD	2,805,248	2.070% due 02/15/2011	2,748,354
		Harley-Davidson Motorcycle Trust, Series 2007-1, Class A1
USD	4,200,000	5.300% due 02/15/2008	4,200,000
		Honda Auto Receivables Owner Trust, Series 2006-2, A1
USD	1,617,903	5.425% due 08/21/2007	1,619,177

2

			Market
	Face		Value
Currency	Value		(Note 2)

		JPMorgan Chase Commercial Mortgage Securities Corp, Series 2002-CIB4, Class A3
USD	1,920,000	6.162% due 05/12/2034	1,981,962
		Lehman Brothers- UBS Commercial Mortgage Trust, Series 2001-C3, Class A2
USD	5,620,000	6.365% due 12/15/2028	5,827,482
		Lehman Brothers- UBS Commercial Mortgage Trust, Series 2006-C6, Class A4
USD	4,400,000	5.372% due 09/15/2039 (1)	4,355,264
		MBNA Credit Card Master Note Trust, Series 2002-A10, Class A10
USD	2,000,000	5.460% due 02/16/2010 (1)	2,003,239
		MBNA Credit Card Master Note Trust, Series 2002-A4, Class A4
USD	3,000,000	5.430% due 08/17/2009 (1)	3,002,333
		MBNA Master Credit Card Trust, Series 2000-L, Class A
USD	10,000,000	6.500% due 04/15/2010	10,104,029
		Merrill Lynch/ Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4
USD	2,600,000	5.414% due 07/12/2046 (1)	2,576,485
		Morgan Stanley Capital I, Series 2006-IQ12, Class A4
USD	3,850,000	5.332% due 12/15/2043 (1)	3,790,471
		Morgan Stanley Capital I, Series 2006-T23, Class A4
USD	2,600,000	5.810% due 08/12/2041 (1)	2,673,241
		Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4
USD	3,350,000	6.390% due 10/15/2035	3,479,863
		Morgan Stanley Dean Witter Capital I, Series 2002-TOP7, Class A2
USD	7,500,000	5.980% due 01/15/2039	7,684,505
		Nissan Auto Lease Trust, Series 2004-A, Class A4B
USD	5,591,649	3.180% due 06/15/2010	5,551,756
		Nissan Auto Receivables Owner Trust, Series 2005-A, Class A3
USD	5,304,248	3.540% due 10/15/2008	5,276,241
		Pinnacle Capital, Inc., Series 2006-A, Class A1
USD	2,817,276	5.415% due 11/25/2007 (1) †	2,819,014
		Providian Gateway Master Trust, Series 2004-DA, Class A
USD	7,900,000	3.350% due 09/15/2011 †	7,804,953
		Russian Auto Loans Finance, Series 1, Class A1
USD	166,908	7.070% due 08/10/2010 (1)	166,908
		Small Business Administration, Series 2005-P10B, Class 1
USD	2,573,625	4.940% due 08/10/2015	2,526,061
		Small Business Administration, Series 2006-P10A, Class 1
USD	4,159,759	5.408% due 02/10/2016	4,167,791
		Taganka Car Loan Finance PLC, Series 2006-1A, Class A
USD	3,418,783	6.341% due 11/14/2013 (1) †	3,440,151
		USAA Auto Owner Trust, Series 2006-3, Class A1
USD	1,156,387	5.405% due 08/15/2007	1,157,250

		Total Asset Backed Securities (Cost $228,381,423)	228,255,476

3

			Market
	Face		Value
Currency	Value		(Note 2)

CORPORATE BONDS—18.3%

		United States—8.9%
		Abbott Laboratories
USD	4,200,000	5.600% due 05/15/2011	4,249,686

		Alcoa Inc
USD	2,400,000	5.950% due 02/01/2037	2,381,657

		American Express
USD	2,600,000	5.500% due 09/12/2016	2,607,166

		BAE Systems
USD	3,000,000	5.200% due 08/15/2015 †	2,910,561

		BHP Billiton Finance
USD	3,560,000	5.000% due 12/15/2010	3,521,677

		Cargill Inc
USD	2,750,000	4.375% due 06/01/2013 †	2,580,647

		Centerior Energy
USD	1,985,000	7.130% due 07/01/2007	1,997,511

		Cisco Systems
USD	4,350,000	5.250% due 02/22/2011	4,350,657

		Citigroup Inc
USD	2,700,000	5.850% due 08/02/2016	2,780,141

		Comcast Corp
USD	3,250,000	5.900% due 03/15/2016	3,268,174

		Coors Brewing
USD	4,300,000	6.375% due 05/15/2012	4,432,345

		Devon Financing
USD	3,100,000	6.875% due 09/30/2011	3,269,350

		Goldman Sachs
USD	2,150,000	5.950% due 01/15/2027	2,103,876

		Lehman Brothers Holdings
USD	3,800,000	5.250% due 02/06/2012	3,779,799

		Private Export Funding, Series D
USD	3,040,000	5.870% due 07/31/2008	3,072,653

		SC Johnson & Son
USD	1,800,000	5.750% due 02/15/2033 †	1,690,463

4

			Market
	Face		Value
Currency	Value		(Note 2)

		Selkirk Cogen Funding, Series A
USD	946,538	8.650% due 12/26/2007	959,028

		Southern Co, Series A, Senior Note
USD	3,200,000	5.300% due 01/15/2012	3,191,235

		Wells Fargo & Co
USD	2,200,000	5.125% due 02/15/2007	2,199,811

			55,346,437

		Supra National—4.3%
		European Investment Bank
NZD	17,700,000	6.000% due 07/15/2009	11,767,639
USD	6,000,000	5.000% due 02/08/2010	5,987,460
			17,755,099

		Inter-American Development Bank
USD	3,000,000	0.000% due 12/16/2008	2,730,144

		Nordic Investment Bank
USD	6,500,000	5.000% due 02/01/2017	6,445,062
			26,930,305

		United Kingdom—1.7%
		Diageo Capital
USD	3,200,000	5.125% due 01/30/2012	3,157,114

		HSBC Holdings
USD	1,800,000	6.500% due 05/02/2036	1,927,060

		Lloyds TSB Group
USD	3,550,000	6.267% due 05/14/2049 (1) †	3,523,851

		Vodafone Group
USD	1,800,000	6.250% due 11/30/2032	1,799,800
			10,407,825

		Brazil—1.3%
		Embraer Overseas
USD	3,800,000	6.375% due 01/24/2017 †	3,790,500

		Petrobras International Finance
USD	4,100,000	6.125% due 10/06/2016	4,132,800
			7,923,300

5

			Market
	Face		Value
Currency	Value		(Note 2)

		Singapore—0.6%
		PSA International
USD	3,950,000	5.750% due 06/29/2011 †	4,011,292

		Mexico—0.6%
		Monterrey Power
USD	3,428,813	9.625% due 11/15/2009 †	3,763,122

		Russia—0.5%
		Norilsk Nickel
USD	2,900,000	7.125% due 09/30/2009	2,977,430

		Canada—0.3%
		ConocoPhillips Canada
USD	1,900,000	5.625% due 10/15/2016	1,905,449

		Luxembourg—0.1%
		VTB Capital (Vneshtorgbank)
USD	700,000	5.970% due 08/01/2008 (1) †	701,575

		Total Corporate Bonds (Cost $113,853,277)	113,966,735

FOREIGN GOVERNMENT BONDS—9.4%

		Mexico—3.1%
		Mexican Bonos
MXN	176,500,000	10.000% due 12/05/2024	19,036,406

		Poland—1.9%
		Republic of Poland
PLN	33,000,000	6.250% due 10/24/2015	11,808,469

		United Kingdom—1.8%
		United Kingdom
GBP	6,000,000	4.000% due 03/07/2009	11,409,802

		Sweden—1.0%
		Kingdom of Sweden
USD	6,000,000	4.875% due 01/19/2010	5,963,406

		Australia—0.9%
		New South Wales Treasury
AUD	7,900,000	5.500% due 08/01/2014	5,856,906

		Turkey—0.5%
		Turkey Trust
USD	3,000,000	0.000% due 11/15/2007	2,879,883

		France—0.2%
		CCCE - Principal Certificate
USD	1,400,000	0.000% due 05/01/2009	1,244,111

		Total Foreign Government Bonds (Cost $57,632,151)	58,198,983

6

			Market
	Face		Value
Currency	Value		(Note 2)

REPURCHASE AGREEMENT—10.7%

		United States—10.7%
66,311,994	USD	Investors Bank & Trust Company Repurchase Agreement, dated 01/31/2007, due 02/01/2007, with a maturity value of $66,318,441 and an effective yield of 3.50%, collateralized by U.S. Government and Agent Obligations, with rates ranging from 4.834%-5.82%, maturities from 09/25/2031-07/01/2035, and an aggregate market value of $69,627,594. (Cost $66,311,994)	66,311,994

		TOTAL INVESTMENTS — 133.5% (Cost $830,357,828)	828,570,352
		OTHER ASSETS AND LIABILITIES (NET) — (33.5%)	(208,012,150)
		TOTAL NET ASSETS — 100.0%	$620,558,202

Portfolio Footnotes:
(1)	Variable rate security.
*

TBA - To Be Announced: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement.

†

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

Aggregate cost for federal income tax purposes was $830,417,458.

Glossary of Currencies

AUD	— Australian Dollar
GBP	— British Pound Sterling
MXN	— Mexican Nuevo Peso
NZD	— New Zealand Dollar
PLN	— Polish Zloty
USD	— United States Dollar

7

JULIUS BAER INVESTMENT FUNDS

JULIUS BAER TOTAL RETURN BOND FUND

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS

January 31, 2007 (Unaudited)

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

	Contracts to Receive				Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)
04/16/2007	AUD	19,920,000	15,400,364	15,697,364	$(297,000)
03/05/2007	CAD	12,614,792	10,696,814	11,030,000	(333,186)
03/01/2007	EUR	8,301,783	10,801,441	11,020,202	(218,761)
03/27/2007	EUR	20,907,425	27,232,904	27,652,788	(419,884)
04/18/2007	EUR	9,300,000	12,124,472	12,068,796	55,676
02/27/2007	GBP	5,622,000	11,004,251	11,050,491	(46,240)
02/28/2007	GBP	5,500,000	10,765,444	10,736,770	28,674
02/05/2007	HUF	2,200,000,000	11,174,009	11,337,284	(163,275)
04/16/2007	HUF	2,400,000,000	12,124,376	12,143,905	(19,529)
04/26/2007	JPY	662,442,730	5,537,915	5,540,000	(2,085)
03/01/2007	NOK	67,750,000	10,828,658	10,877,942	(49,284)
02/15/2007	NZD	11,000,000	7,554,580	7,587,866	(33,286)
04/09/2007	RUB	307,000,000	11,587,478	11,676,004	(88,526)
04/17/2007	SKK	212,000,000	7,885,599	8,074,191	(188,592)

Net unrealized depreciation on forward foreign exchange contracts to buy					$(1,775,298)

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

	Contracts to Deliver				Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)
04/16/2007	AUD	8,020,338	6,200,608	6,267,092	$66,484
03/01/2007	EUR	8,301,783	10,801,441	10,912,422	110,981
03/27/2007	EUR	20,907,425	27,232,904	27,478,236	245,332
02/27/2007	GBP	5,622,000	11,004,251	10,852,765	(151,486)
02/28/2007	GBP	5,500,000	10,765,444	10,695,795	(69,649)
02/05/2007	HUF	2,200,000,000	11,174,009	11,284,945	110,936
04/26/2007	JPY	662,442,730	5,537,915	5,489,660	(48,255)
03/01/2007	NOK	67,750,000	10,828,658	11,020,202	191,544
02/15/2007	NZD	11,000,000	7,554,580	7,214,130	(340,450)
03/15/2007	NZD	3,000,000	2,056,904	2,061,630	4,726
04/17/2007	SKK	30,000,000	1,115,887	1,113,627	(2,260)

Net unrealized appreciation on forward foreign exchange contracts to sell					$117,903

Glossary of Currencies

AUD       — Australian Dollar

CAD       — Canadian Dollar

EUR        — Euro

GBP        — British Pound Sterling

HUF        — Hungarian Forint

JPY         — Japanese Yen

NOK       — Norwegian Krone

NZD       — New Zealand Dollar

RUB        — New Russian Ruble

SKK        — Slovakia Koruna

1

Julius Baer Funds
Julius Baer Total Return Bond Fund
PORTFOLIO OF INVESTMENTS—Industry Sector (Unaudited)
January 31, 2007
(Percentage of Net Assets)

At January 31, 2007, sector diversification of the Fund’s non-cash equivalents investments were as follows:

		Market
	% of Net	Value
	Assets	(Note 1)

INDUSTRY SECTOR
U.S. Government and Agency Obligations	58.3%	$361,837,164
Asset Backed Securities	36.8	228,255,476
Corporate Bonds	18.3	113,966,735
Foreign Government Bonds	9.4	58,198,983
Cash & Cash Equivalents	10.7	66,311,994
Total Investments	133.5	828,570,352
Other Assets and Liabilities (Net)	(33.5)	(208,012,150)
Net Assets	100.0%	$620,558,202

See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS

JULIUS BAER GLOBAL HIGH INCOME FUND

PORTFOLIO OF INVESTMENTS

January 31, 2007 (Unaudited)

(Percentage of Net Assets)

			Market
	Face		Value
Currency	Value		(Note 2)

CORPORATE BONDS—77.6%

		United States—55.3%
		AGY Holding
USD	925,000	11.000% due 11/15/2014 †	959,687

		Airgas Inc
USD	1,070,000	6.250% due 07/15/2014	1,043,250

		Alliance Imaging
USD	530,000	7.250% due 12/15/2012	512,775

		Alliant Techsystems
USD	1,500,000	6.750% due 04/01/2016	1,500,000

		Allied Waste
USD	1,540,000	7.250% due 03/15/2015	1,549,625

		Alpha Natural Resources
USD	1,615,000	10.000% due 06/01/2012	1,756,312

		American Airlines Series 1999-1, Class B
USD	1,600,000	7.324% due 10/15/2009	1,627,000

		Baldor Electric
USD	350,000	8.625% due 02/15/2017	363,125

		Calabash Re
USD	250,000	13.750% due 01/08/2010 (2) †	253,000

		Calpine Generating
USD	1,675,000	11.076% due 04/01/2010 (3) (2)	1,716,875

		Carillon Ltd
USD	330,000	15.390% due 01/08/2010 (2) †	336,748

		Case New Holland
USD	460,000	6.000% due 06/01/2009	462,300

		Choctaw Resort Development Enterprise
USD	1,910,000	7.250% due 11/15/2019 †	1,948,200

		Church & Dwight
USD	1,090,000	6.000% due 12/15/2012	1,065,475

		CMS Energy
USD	1,050,000	8.500% due 04/15/2011	1,141,875

		Constellation Brands
USD	635,000	7.250% due 09/01/2016	652,462

		Cooper-Standard Automotive
USD	1,500,000	7.000% due 12/15/2012	1,380,000

		Dex Media
USD	300,000	8.000% due 11/15/2013	314,250

		Dex Media West
USD	338,000	9.875% due 08/15/2013	369,265

		Dresser-Rand
USD	1,386,000	7.375% due 11/01/2014	1,396,395

		Edison Mission Energy
USD	1,020,000	7.500% due 06/15/2013	1,063,350

		El Paso Performance-Linked
USD	400,000	7.750% due 07/15/2011 †	418,000

		Eurus Ltd
USD	395,000	11.610% due 04/08/2009 (2) †	403,868

		Festival Fun Parks
USD	1,875,000	10.875% due 04/15/2014 †	1,921,875

		Fisher Scientific International
USD	400,000	6.750% due 08/15/2014	409,942

		Ford Motor
USD	1,300,000	7.125% due 11/15/2025	1,027,000

		Ford Motor Credit
USD	1,000,000	7.375% due 02/01/2011	988,505
USD	210,000	8.000% due 12/15/2016	206,538
			1,195,043
		General Motors
USD	1,350,000	8.375% due 07/15/2033	1,277,438

		Helix 04 Ltd
USD	145,000	10.760% due 06/30/2009 (2) †	144,311

		Hertz Corp
USD	425,000	10.500% due 01/01/2016	480,250

		Hexcel Corp
USD	1,850,000	6.750% due 02/01/2015	1,817,625

		IASIS Healthcare Capital
USD	795,000	8.750% due 06/15/2014	815,869

		Intcomex Inc
USD	1,615,000	11.750% due 01/15/2011	1,623,075

		JBS SA
USD	1,500,000	10.500% due 08/04/2016 †	1,627,500

		KI Holdings, Multi-Coupon
USD	1,025,000	0.000% due 11/15/2014 (2)	837,938

		Level 3 Financing
USD	1,470,000	9.250% due 11/01/2014 †	1,510,425

		Lyondell Chemical
USD	1,580,000	8.250% due 09/15/2016	1,682,700

		Mohegan Tribal Gaming Authority
USD	1,555,000	6.125% due 02/15/2013	1,545,281

		Mosaic Co
USD	1,165,000	7.625% due 12/01/2016 †	1,197,038

		MSW Energy
USD	1,230,000	7.375% due 09/01/2010	1,282,275
USD	300,000	8.500% due 09/01/2010	317,250
			1,599,525
		Mystic Realty
USD	250,000	11.670% due 12/05/2008 (2) †	250,825

		NCO Group
USD	1,575,000	11.875% due 11/15/2014 †	1,634,063

		Neff Rental/Neff Finance
USD	700,000	11.250% due 06/15/2012	777,000

		NewMarket Corp
USD	1,660,000	7.125% due 12/15/2016 †	1,655,850

		NRG Energy
USD	1,315,000	7.375% due 02/01/2016	1,319,931

		OM Group
USD	1,674,000	9.250% due 12/15/2011	1,747,238

		Pinnacle Foods
USD	1,485,000	8.250% due 12/01/2013	1,525,838

		Qwest Communications International
USD	250,000	7.500% due 02/15/2014	259,375

		Qwest Corp
USD	1,000,000	7.875% due 09/01/2011	1,067,500

		RBS Global & Rexnord Corp
USD	235,000	8.875% due 09/01/2016 †	235,000

		Redwood Capital VII
USD	250,000	10.610% due 01/09/2008 (2) †	249,905

		RH Donnelley
USD	650,000	6.875% due 01/15/2013	625,625
USD	345,000	6.875% due 01/15/2013	332,063
			957,688
		Rural/Metro Corp
USD	1,000,000	9.875% due 03/15/2015	1,075,000

		Serena Software
USD	1,845,000	10.375% due 03/15/2016 †	1,978,763

		Service Corp International
USD	900,000	7.000% due 06/15/2017	895,500

		Stanadyne Corp
USD	800,000	10.000% due 08/15/2014	832,000

		Terex Corp
USD	840,000	7.375% due 01/15/2014	861,000

		UGS Corp
USD	2,165,000	10.000% due 06/01/2012	2,381,500

		United Auto
USD	220,000	7.750% due 12/15/2016 †	222,200

		Verso Paper
USD	670,000	9.125% due 08/01/2014 †	706,850

		VWR International
USD	1,550,000	8.000% due 04/15/2014	1,584,875

		WCA Waste
USD	1,450,000	9.250% due 06/15/2014	1,515,250

		Wesco Distribution
USD	500,000	7.500% due 10/15/2017	505,000

		Wynn Las Vegas
USD	2,380,000	6.625% due 12/01/2014	2,368,100

			69,552,923

		Canada—4.0%
		Gerdau Ameristeel
USD	1,000,000	10.375% due 07/15/2011	1,072,500

		Rogers Wireless
CAD	670,000	7.625% due 12/15/2011	631,182
USD	1,300,000	7.500% due 03/15/2015	1,404,000
			2,035,182
		Shaw Communications
CAD	1,000,000	7.500% due 11/20/2013	927,177

		Utilicorp Canada Finance
USD	970,000	7.750% due 06/15/2011	1,032,412

			5,067,271

		Brazil—3.6%
		Cia Energetica de Sao Paulo
USD	350,000	9.250% due 08/11/2013 †	384,650
BRL	2,550,000	9.750% due 01/15/2015 (2) †	1,207,152
			1,591,802
		CSN Islands VIII, Multi-coupon
USD	350,000	10.500% due 01/15/2015	416,850

		ISA Capital do Brasil SA
USD	1,250,000	8.800% due 01/30/2017 †	1,288,750

		Petrobras International
USD	1,000,000	8.375% due 12/10/2018	1,186,000

			4,483,402

		United Kingdom—3.1%
		Global Crossing UK Finance
GBP	800,000	11.750% due 12/15/2014	1,730,342

		Louis No. 1
EUR	340,000	10.000% due 12/01/2016 †	468,322

		Ono Finance
EUR	1,135,000	10.500% due 05/15/2014	1,670,297

			3,868,961

		Russia—2.2%
		ALROSA Finance
USD	980,000	8.875% due 11/17/2014 †	1,120,908

		Norilsk Nickel
USD	560,000	7.125% due 09/30/2009	574,952

		TNK-BP Finance
USD	1,025,000	7.500% due 07/18/2016 †	1,072,867

			2,768,727

		Belgium—1.7%
		Telenet Group Holding, Step Note
USD	2,346,000	0.000% due 06/15/2014 (2) †	2,134,860

		Mexico—1.4%
		Axtel SAB de CV
USD	1,170,000	7.625% due 02/01/2017 †	1,175,265

		Corp Durango Series B, Step Note
USD	641,051	9.500% due 12/31/2012 (2)	645,859

			1,821,124

		Kazakhstan—1.4%
		Kazakhgold
USD	1,145,000	9.375% due 11/06/2013	1,164,293

		Kazkommerts International BV
USD	500,000	8.000% due 11/03/2015 †	509,100

		Kazkommerts International BV - Registered
USD	100,000	8.000% due 11/03/2015	101,710

			1,775,103

		Norway—1.3%
		Ocean RIG
USD	1,600,000	9.360% due 04/04/2011 (2)	1,608,000

		Supra National—0.9%
		European Investment Bank
NZD	1,800,000	6.000% due 07/15/2009	1,196,709

		France—0.9%
		Europcar Groupe
EUR	800,000	8.125% due 05/15/2014 †	1,112,329

		Hungary—0.6%
		Invitel Holdings
EUR	563,826	12.007% due 04/15/2013 (2) †	772,960

		Denmark—0.5%
		Nordic Telephone
EUR	400,000	8.250% due 05/01/2016 †	573,707

		Netherlands—0.4%
		GT 2005 Bonds BV
USD	470,000	10.250% due 07/21/2010	469,412

		Panama—0.3%
		AES Panama SA
USD	375,000	6.350% due 12/21/2016 †	367,097

		Total Corporate Bonds (Cost $95,223,951)	97,572,585

BANK NOTES—7.2%

		Netherlands—5.2%
		Sensata Technologies, rates ranging from 7.094%-7.110%
	4,767,494	due 07/02/2007	4,759,451
		UPC Broadband Holding BV
	1,700,000	7.370% due 07/02/2007	1,708,789
			6,468,240
		United States—2.0%
		HBI Branded Apparel
	1,500,000	9.110% due 04/26/2007	1,546,641

		W&T Offshore
	1,000,000	7.620% due 03/29/2007	1,007,292
			2,553,933

		Total Bank Notes (Cost $9,020,892)	9,022,173

FOREIGN GOVERNMENT BONDS—5.2%

		Brazil—1.6%
		Brazil Notasdo Tesouro Nacional Series F
BRL	4,450,000	10.000% due 01/01/2010	1,974,383

		Mexico—1.1%
		Mexican Cetes
MXN	12,232,300	0.000% due 11/22/2007	1,464,212

		Vietnam—1.1%
		Socialist Republic of Vietnam
USD	580,000	6.875% due 01/15/2016 †	619,150
USD	680,000	6.875% due 01/15/2016	726,643
			1,345,793

		Hungary—1.0%
		Republic of Hungary
HUF	250,000,000	6.500% due 08/12/2009	1,227,826

		United States—0.4%
		Dominican Republic
DOP	16,000,000	16.000% due 07/20/2009	492,320

		Total Foreign Government Bonds (Cost $6,339,342)	6,504,534

INVESTMENT FUNDS—1.9%

		Canada—1.9%

CAD	22,560	ARC Energy Trust	439,962

CAD	20,355	Contrans Income Fund	199,170

CAD	12,250	Labrador Iron ORE Royalty	286,947

CAD	26,570	NAL Oil & Gas Trust	290,370

CAD	10,690	Newalta Income Fund	228,761

CAD	10,700	Penn West Energy Trust	322,976

CAD	42,000	Teranet Income Fund	327,347

CAD	11,690	Vermilion Energy Trust	313,443
			2,408,976

		Total Investment Funds (Cost $2,513,633)	2,408,976

COMMON STOCKS—0.2%

		Bulgaria—0.2%
BGN	540,000	Bulgaria Registered Compensation Vouchers (Cost $250,371) (1) *	190,780

COMMERCIAL PAPER—6.3%

		United States—5.5%
		Abbott Laboratories
USD	1,000,000	5.180% due 02/06/2007 †	999,281
		Archer-Daniels-Midland Co
USD	1,000,000	5.210% due 02/26/2007 †	996,382
		AT&T Inc
USD	1,000,000	5.230% due 04/09/2007 †	990,266

REPURCHASE AGREEMENT—3.7%

		United States—3.7%
USD	4,682,937	Investors Bank & Trust Company Repurchase Agreement, dated 01/31/2007, due 02/01/2007, with a maturity vlaue of $4,683,392 and an effective yield of 3.50%, collaterialized by U.S. Government and Agency Obligations, with rates ranging from 5.820%-9.125%, maturities from 02/25/2015-03/25/2033, and an aggregate market value of $4,917,084. (Cost $4,682,937)	4,682,937

		Danske Corp
USD	1,000,000	5.250% due 02/12/2007	998,396
		Hershey Co
USD	1,000,000	5.210% due 02/23/2007 †	996,816
		United Parcel Service
USD	1,000,000	4.930% due 03/01/2007	996,165
		Walt Disney
USD	1,000,000	5.280% due 02/26/2007	996,333
			6,973,639

		Germany—0.8%
		WestLB AG †
USD	1,000,000	5.200% due 06/14/2007	980,789

		Total Commercial Paper (Cost $7,954,428)	7,954,428

		TOTAL INVESTMENTS — 102.1% (Cost $125,998,944)	128,336,413
		OTHER ASSETS AND LIABILITIES (NET) — (2.1%)	(2,640,670)
		TOTAL NET ASSETS — 100.0%	$125,695,743

Portfolio Footnotes:
(1)	Illiquid security
(2)	Variable rate security.
(3)	Defaulted Security.
*	Non-income producing security.
†

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

Aggregate cost for federal income tax purposes was $125,994,813.

Glossary of Currencies
BGN	— Bulgarian Lev
BRL	— Brazilian Real
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound Sterling
HUF	— Hungarian Forint
MXN	— Mexican Nuevo Peso
NZD	— New Zealand Dollar
USD	— United States Dollar

JULIUS BAER INVESTMENT FUNDS

JULIUS BAER GLOBAL HIGH INCOME FUND

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS

January 31, 2007 (Unaudited)

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

	Contracts to Receive				Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)
02/02/2007	DOP	16,327,447	485,214	492,532	$(7,318)
03/30/2007	EUR	3,461,272	4,509,046	4,500,000	9,046
03/30/2007	GBP	2,604,000	5,096,375	5,128,760	(32,385)
07/30/2007	IDR	5,691,000,000	617,386	600,000	17,386
09/18/2007	IDR	4,755,000,000	513,440	550,000	13,440
04/04/2007	ISK	92,300,000	1,326,910	1,269,776	57,134
03/30/2007	JPY	206,300,800	1,718,485	1,725,905	(7,420)
03/30/2007	MXN	2,000,000	180,600	181,439	(839)
11/06/2007	ZAR	6,173,440	826,173	800,000	26,173

Net unrealized appreciation on forward foreign exchange contracts to buy					$75,217

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

	Contracts to Deliver				Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)
03/30/2007	CAD	4,132,400	3,506,633	3,530,338	$23,705
03/30/2007	EUR	3,336,500	4,346,503	4,329,572	(16,931)
03/30/2007	GBP	890,000	1,741,849	1,754,190	12,341
09/18/2007	IDR	4,755,000,000	513,440	505,851	(7,589)
04/04/2007	ISK	92,300,000	1,326,910	1,295,984	(30,926)
11/06/2007	ZAR	6,173,440	826,173	814,073	(12,100)

Net unrealized depreciation on forward foreign exchange contracts to sell					$(31,500)

Glossary of Currencies
CAD	— Canadian Dollar
DOP	–– Dominican Peso
EUR	— Euro
GBP	— British Pound Sterling
IDR	— Indonesian Rupiah
ISK	— Icelandic Krona
JPY	— Japanese Yen
MXN	— Mexican Nuevo Peso
ZAR	— South African Rand

Julius Baer Funds

Julius Baer Global High Income Fund

PORTFOLIO OF INVESTMENTS—Industry Sector (Unaudited)

January 31, 2007

(Percentage of Net Assets)

At January 31, 2007, sector diversification of the Fund’s investments were as follows:

		Market
	% of Net	Value
	Assets	(Note 1)

INDUSTRY SECTOR
Corporate Bonds	77.6%	$97,572,585
Bank Notes	7.2	9,022,173
Commercial Paper	6.3	7,954,428
Foreign Government Bonds	5.2	6,504,534
Investment Funds	1.9	2,408,976
Common Stock	0.2	190,780
Cash & Cash Equivalents	3.7	4,682,937	*
Total Investments	102.1	128,336,413
Other Assets and Liabilities (Net)	(2.1)	(2,640,670	)*
Net Assets	100.0%	$125,695,743

See Notes to Financial Statements.

*                                         Cash and Cash Equivalents and Other Assets and Liabilities (Net) includes $160,147 in market value for swaps, which is 0.13% of net assets.

JULIUS BAER INVESTMENT FUNDS

JULIUS BAER U.S. MICROCAP FUND

PORTFOLIO OF INVESTMENTS

January 31, 2007 (Unaudited)

(Percentage of Net Assets)

		Market
Share		Value
Amount	Description	(Note 2)
COMMON STOCKS—94.0%
Banks—12.0%
3,970	Bank of the Ozarks	120,013
5,900	Seacoast Banking Corp of Florida	136,349
10,662	Southern Community Financial	113,337
4,320	Sussex Bancorp	64,584
7,734	TIB Financial	134,417
5,767	Vineyard National Bancorp	143,425
5,780	Virginia Commerce Bancorp *	125,715
		837,840

Health Care Equipment & Services—11.8%
5,430	Abaxis Inc *	117,288
5,100	Cholestech Corp *	85,833
5,080	Cutera Inc *	145,034
5,000	Gentiva Health Services *	99,000
4,800	Matria Healthcare *	132,624
4,190	SonoSite Inc *	136,175
3,720	Viasys Healthcare *	109,480
		825,434

Semiconductors & Semiconductor Equipment—9.8%
2,790	ATMI Inc *	93,298
18,460	MoSys Inc *	152,480
10,630	Photronics Inc *	177,096
3,720	Standard Microsystems *	103,788
12,830	Ultratech Inc *	155,756
		682,418

Consumer Durables & Apparel—9.2%
8,070	Everlast Worldwide *	135,253
10,060	K2 Inc *	121,525
3,240	K-Swiss Inc - Class A	102,449
3,510	Lifetime Brands	68,971
4,800	Movado Group	137,760
3,430	WCI Communities *	74,259
		640,217

Technology Hardware & Equipment—7.4%
16,300	CalAmp Corp *	129,748
3,487	Daktronics Inc	120,546
11,710	Ixia *	110,660
7,590	Measurement Specialties *	158,935
		519,889

Energy—5.2%
5,240	Carrizo Oil & Gas *	150,388
5,990	Horizon Offshore *	100,632
18,110	Newpark Resources *	114,455
		365,475

Capital Goods—4.5%
4,430	Badger Meter	128,248
1,610	Heico Corp	58,990
4,860	Trex Company *	130,054
		317,292

1

Consumer Services—4.2%
1,797	Century Casinos *	19,318
3,630	PF Chang’s China Bistro *	143,784
3,720	Red Robin Gourmet Burgers *	132,990
		296,092

Software & Services—4.2%
11,630	24/7 Real Media *	117,579
12,510	Jupitermedia Corp *	93,074
12,500	Secure Computing *	83,250
		293,903

Diversified Financials—4.0%
4,064	Epoch Holding *	38,405
4,020	Evercore Partners — Class A *	136,238
5,620	NewStar Financial *	108,297
		282,940

Real Estate—3.7%
4,220	BRT Realty Trust REIT	120,481
9,410	Education Realty Trust REIT	141,432
		261,913

Insurance—2.9%
15,750	CRM Holdings *	135,293
3,160	First Mercury Financial *	69,204
		204,497

Household & Personal Products—2.8%
5,870	WD-40 Co	193,299

Materials—2.6%
7,390	Schweitzer-Mauduit International	179,503

Transportation—2.5%
4,830	Macquarie Infrastructure	177,116

Food, Beverage & Tobacco—2.2%
2,540	Green Mountain Coffee Roasters *	150,139

Food & Staples Retailing—2.0%
9,530	Wild Oats Markets *	138,471

Commercial Services and Supplies—1.5%
5,800	Schawk Inc	103,066

Pharmaceuticals & Biotechnology—1.5%
3,020	Omrix Biopharmaceuticals *	102,922

TOTAL COMMON STOCKS (Cost $5,923,847)		6,572,426

2

			Market
Face			Value
Value	Currency	Description	(Note 2)
REPURCHASE AGREEMENT—4.1%
Financial Services—4.1%
285,292	USD	Investors Bank & Trust Company Repurchase Agreement, dated 01/31/2007, due 02/01/2007, with a maturity value of $285,320 and an effective yield 3.50%, collateralized by a U.S. Government and Agent Obligation, with a rate of 5.72%, a maturity of 03/16/2032 and an aggregate market value of $299,557. (Cost $285,292)	285,292

TOTAL INVESTMENTS — 98.1% (Cost $6,209,139)			6,857,718
Other Assets and Liabilities (NET) — 1.9%			136,277
TOTAL NET ASSETS — 100.0%			$6,993,995

Notes to the Portfolio of Investments:

REIT	Real Estate Investment Trust

*	Non-income producing security.
Aggregate cost for federal income tax purposes was $6,207,000.

Glossary of Currencies
USD	— United States Dollar

3

Julius Baer Funds

Julius Baer U.S. Microcap Fund

PORTFOLIO OF INVESTMENTS–Industry Sector (Unaudited)

January 31, 2007

(Percentage of Net Assets)

At January 31, 2006, sector diversification of the Fund’s non-cash equivalents investments were as follows:

		Market
	% of Net	Value
	Assets	(Note 1)

INDUSTRY SECTOR
Financials	22.7%	$1,587,190
Information Technology	21.4	1,496,209
Consumer Discretionary	13.4	936,310
Healthcare	13.3	928,355
Industrials	8.5	597,475
Consumer Staples	6.9	481,909
Energy	5.2	365,475
Materials	2.6	179,503
Cash & Cash Equivalents	4.1	285,292
Total Investments	98.1	6,857,718
Other Assets and Liabilities (Net)	1.9	136,277
Net Assets	100.0%	$6,993,995

See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS

JULIUS BAER U.S. SMALLCAP FUND

PORTFOLIO OF INVESTMENTS

January 31, 2007 (Unaudited)

(Percentage of Net Assets)

		Market
Share		Value
Amount	Description	(Note 2)
COMMON STOCKS—96.9%
Health Care Equipment & Services—11.5%
3,960	Angiodynamics Inc *	104,544
2,700	ArthroCare Corp *	99,630
2,500	Healthways Inc *	113,525
2,300	Inverness Medical Innovations *	94,806
2,040	Palomar Medical Technologies *	101,510
2,940	Psychiatric Solutions *	114,484
2,670	Vital Images *	89,578
		718,077
Banks—9.3%
4,210	Boston Private Financial	121,753
4,090	PrivateBancorp Inc	152,925
3,610	Signature Bank *	119,527
2,330	Western Alliance Bancorp *	78,288
2,420	Wintrust Financial	110,812
		583,305
Software & Services—8.8%
2,200	Factset Research Systems	127,776
3,120	Fair Isaac	124,238
2,430	Hyperion Solutions *	102,595
2,600	Kronos Inc *	98,800
3,110	THQ Inc *	94,233
		547,642
Real Estate—7.7%
2,400	CBL & Associates Properties REIT	112,632
2,790	Maguire Properties REIT	121,225
6,750	Omega Healthcare Investors REIT	122,378
2,100	Sovran Self Storage REIT	126,000
		482,235
Consumer Services—7.7%
4,430	BJ’s Restaurants *	90,372
1,990	Chipoltle Mexican Grill - Class A *	118,246
2,760	Orient-Express Hotels	131,514
5,090	The Cheesecake Factory *	140,637
		480,769
Capital Goods—7.4%
2,450	Baldor Electric	86,534
1,620	Gardner Denver *	62,451
4,780	Hexcel Corp *	91,967
1,980	Toro Co	101,515
2,770	Watts Water Technologies - Class A	121,797
		464,264
Diversified Financials—6.8%
4,050	Calamos Asset Management - Class A	110,929
2,270	International Securities Exchange	94,046
5,050	NewStar Financial *	97,313
5,140	optionsXpress Holdings	122,075
		424,363

1

Technology Hardware & Equipment—6.2%
3,640	Ciena Corp *	102,248
3,380	Daktronics Inc	116,847
5,000	Global Imaging Systems *	96,250
20,250	Sanmina-SCI Corp *	70,875
		386,220
Energy—6.0%
3,720	Alon USA Energy	100,031
1,920	CARBO Ceramics	70,810
3,730	Carrizo Oil & Gas *	107,051
8,640	Warren Resources *	95,818
		373,710
Semiconductors & Semiconductor Equipment—5.6%
3,590	Hittite Microwave *	124,860
12,680	MoSys Inc *	104,737
8,650	Semtech Corp *	118,505
		348,102
Consumer Durables & Apparel—4.3%
3,680	Jarden Corp *	134,946
2,450	Phillips-Van Heusen	135,117
		270,063
Retailing—3.4%
1,670	Guess? Inc *	120,424
10,430	Sally Beauty *	91,784
		212,208
Pharmaceuticals & Biotechnology—3.3%
2,710	Omrix Biopharmaceuticals *	92,357
2,790	Ventana Medical Systems *	117,459
		209,816
Media—2.4%
3,330	Morningstar Inc *	152,514

Household & Personal Products—1.9%
3,690	WD-40 Co	121,512

Commercial Services and Supplies—1.8%
3,010	Brady Corp - Class A	112,724

Food & Staples Retailing—1.6%
3,110	United Natural Foods *	102,754

Materials—1.2%
890	RTI International Metals *	72,757

TOTAL COMMON STOCKS (Cost $5,471,426)		6,063,035

TOTAL INVESTMENTS — 96.9% (Cost $5,471,426)		6,063,035
OTHER ASSETS AND LIABILITIES (NET) — 3.1%		192,726
TOTAL NET ASSETS — 100.0%		$6,255,761

2

Notes to the Portfolio of Investments:

REIT	Real Estate Investment Trust

*	Non-income producing security.
Aggregate cost for federal income tax purposes was $5,469,713.

Glossary of Currencies

3

Julius Baer Funds

Julius Baer U.S. Smallcap Fund

PORTFOLIO OF INVESTMENTS—Industry Sector (Unaudited)

January 31, 2007

(Percentage of Net Assets)

At January 31, 2007, sector diversification of the Fund’s non-cash equivalents investments were as follows:

		Market
	% of Net	Value
	Assets	(Note 1)

INDUSTRY SECTOR
Financials	23.8%	$1,489,904
Information Technology	20.5	1,281,963
Consumer Discretionary	17.8	1,115,554
Healthcare	14.8	927,893
Industrials	9.2	576,988
Energy	6.0	373,709
Consumer Staples	3.6	224,266
Materials	1.2	72,758
Cash & Cash Equivalents	0.0	0
Total Investments	96.9	6,063,035
Other Assets and Liabilities (Net)	3.1	192,726
Net Assets	100.0%	$6,255,761

See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS

JULIUS BAER U.S. MIDCAP FUND

PORTFOLIO OF INVESTMENTS

January 31, 2007 (Unaudited)

(Percentage of Net Assets)

		Market
Share		Value
Amount	Description	(Note 2)
COMMON STOCKS—97.5%
Diversified Financials—12.3%
5,710	E*Trade Financial *	139,210
1,270	IntercontinentalExchange Inc *	165,799
1,400	Legg Mason	146,790
1,950	Moody’s Corp	139,542
3,750	Nuveen Investments - Class A	185,625
510	Nymex Holdings *	65,703
		842,669
Technology Hardware & Equipment—9.6%
4,180	Ciena Corp *	117,416
4,320	National Instruments	124,459
3,040	NCR Corp *	144,066
2,540	Network Appliance *	95,504
5,290	QLogic Corp *	96,807
22,990	Sanmina-SCI Corp *	80,465
		658,717
Health Care Equipment & Services—9.5%
1,730	CR Bard	142,760
1,750	Express Scripts *	121,660
2,420	Henry Schein *	122,863
1,240	Intuitive Surgical *	122,028
1,920	Laboratory Corp of America *	141,005
		650,316
Consumer Services—8.9%
6,880	Melco PBL Entertainment Macau ADR *	133,059
2,030	Station Casinos	168,896
5,210	The Cheesecake Factory *	143,952
2,980	Weight Watchers International	161,009
		606,916
Retailing—7.8%
5,970	Chico’s FAS *	124,654
2,670	Nordstrom Inc	148,746
12,050	Sally Beauty *	106,040
6,210	Urban Outfitters *	151,524
		530,964
Energy—7.2%
2,620	BJ Services	72,469
2,990	Helix Energy Solutions *	96,188
1,430	Noble Corp	107,179
2,870	Rowan Companies	94,394
2,330	Ultra Petroleum *	121,626
		491,856
Banks—6.8%
1,980	City National	142,421
9,770	Hudson City Bancorp	134,533
7,520	The Colonial BancGroup	184,541
		461,495
Capital Goods—5.5%
1,710	Oshkosh Truck	90,288
2,340	Terex Corp *	133,123
2,830	USG Corp *	151,688
		375,099

1

Software & Services—5.4%
6,470	Activision Inc *	110,184
3,790	Fair Isaac	150,918
3,765	Iron Mountain *	105,345
		366,447
Commercial Services and Supplies—4.2%
3,150	Cintas Corp	129,622
2,050	Stericycle Inc *	157,850
		287,472
Pharmaceuticals & Biotechnology—3.4%
1,130	Allergan Inc	131,882
1,910	Celgene Corp *	102,529
		234,411
Consumer Durables & Apparel—3.4%
1,810	Coach Inc *	83,007
1,810	Polo Ralph Lauren	148,511
		231,518
Telecommunication Services—2.6%
2,360	NII Holdings - Class B *	174,168

Household & Personal Products—2.1%
6,290	Alberto-Culver Co	143,852

Food & Staples Retailing—2.1%
3,280	Whole Foods Market	141,663

Real Estate—2.0%
1,070	Boston Properties	134,916

Food, Beverage & Tobacco—1.9%
6,390	Coca-Cola Enterprises	131,123

Utilities—1.5%
4,580	Aqua America	101,722

Media—1.3%
1,510	Clear Channel Outdoor - Class A *	43,669
660	Lamar Advertising *	43,745
		87,414

TOTAL COMMON STOCKS (Cost $5,910,593)		6,652,738

2

			Market
Face			Value
Value	Currency	Description	(Note 2)
REPURCHASE AGREEMENT—1.0%
Financial Services—1.0%
69,087	USD	Investors Bank & Trust Company Repurchase Agreement, dated 01/31/2007, due 02/01/2007, with a maturity value of $69,094 and an effective yield of 3.50%, collateralized by a U.S. Government and Agent Obligation, with a rate of 6.283%, a maturity of 10/01/2040 and an aggregate market value of $72,541. (Cost $69,087)	69,087

TOTAL INVESTMENTS — 98.5% (Cost $5,979,680)			6,721,825
OTHER ASSETS AND LIABILITIES (NET) — 1.5%			104,380
TOTAL NET ASSETS — 100.0%			$6,826,205

Notes to the Portfolio of Investments:

ADR	American Depositary Receipt

Non-income producing security.
Aggregate cost for federal income tax purposes was $5,979,692.

Glossary of Currencies

USD  — United States Dollar

3

Julius Baer Funds

Julius Baer U.S. Midcap Fund

PORTFOLIO OF INVESTMENTS—Industry Sector (Unaudited)

January 31, 2007

(Percentage of Net Assets)

At January 31, 2007, sector diversification of the Fund’s non-cash equivalents investments were as follows:

		Market
	% of Net	Value
	Assets	(Note 1)

INDUSTRY SECTOR
Consumer Discretionary	21.3%	$1,456,812
Financials	21.1	1,439,080
Information Technology	15.0	1,025,164
Healthcare	13.0	884,727
Industrials	7.5	510,883
Energy	7.2	491,856
Consumer Staples	6.1	416,638
Telecommunications	2.6	174,168
Materials	2.2	151,688
Utilities	1.5	101,722
Cash & Cash Equivalents	1.0	69,087
Total Investments	98.5	6,721,825
Other Assets and Liabilities (Net)	1.5	104,380
Net Assets	100.0%	$6,826,205

See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS

JULIUS BAER U.S. MULTICAP FUND

PORTFOLIO OF INVESTMENTS

January 31, 2007 (Unaudited)

(Percentage of Net Assets)

		Market
Share		Value
Amount	Description	(Note 2)
COMMON STOCKS—94.8%
Diversified Financials—17.3%
2,210	Bank of America	116,202
5,390	E*Trade Financial *	131,408
1,000	IntercontinentalExchange Inc *	130,550
2,550	JPMorgan Chase	129,871
1,490	Legg Mason	156,227
1,910	Moody’s Corp	136,680
1,640	Morgan Stanley	135,776
4,070	Nuveen Investments - Class A	201,465
580	Nymex Holdings *	74,721
		1,212,900
Health Care Equipment & Services—10.9%
2,660	Aetna Inc	112,146
3,360	ArthroCare Corp *	123,984
1,700	CR Bard	140,284
2,390	Henry Schein *	121,340
1,900	Laboratory Corp of America *	139,536
2,140	Medco Health Solutions *	126,709
		763,999
Technology Hardware & Equipment—8.1%
1,290	Apple Inc *	110,592
1,270	Daktronics Inc	43,904
2,740	Hewlett-Packard	118,587
5,671	Juniper Networks *	102,759
2,480	Network Appliance *	93,248
5,490	QLogic Corp *	100,467
		569,557
Energy—7.7%
2,240	BJ Services	61,958
3,790	Carrizo Oil & Gas *	108,773
2,860	Rowan Companies	94,065
2,790	Ultra Petroleum *	145,638
2,360	Valero Energy	128,101
		538,535
Software & Services—6.3%
6,090	Activision Inc *	103,712
3,060	Fair Isaac	121,849
270	Google Inc - Class A *	135,351
4,550	Symantec Corp *	80,581
		441,493
Consumer Services—6.0%
6,730	Melco PBL Entertainment Macau ADR *	130,158
4,630	The Cheesecake Factory *	127,927
2,940	Weight Watchers International	158,848
		416,933
Capital Goods—5.3%
980	Boeing Co	87,769
4,520	General Electric	162,946
1,730	United Technologies	117,675
		368,390

1

Retailing—4.9%
2,230	Nordstrom Inc	124,233
11,920	Sally Beauty *	104,896
4,670	Urban Outfitters *	113,948
		343,077
Banks—4.1%
9,320	Hudson City Bancorp	128,336
6,600	The Colonial BancGroup	161,964
		290,300
Household & Personal Products—3.8%
6,160	Alberto-Culver Co	140,879
1,910	Procter & Gamble	123,902
		264,781
Pharmaceuticals & Biotechnology—3.7%
2,290	Celgene Corp *	122,927
1,550	Genentech Inc *	135,424
		258,351
Commercial Services and Supplies—3.5%
2,210	Cintas Corp	90,941
2,030	Stericycle Inc *	156,310
		247,251
Media—2.8%
1,540	Clear Channel Outdoor - Class A *	44,537
670	Lamar Advertising - Class A *	44,408
1,040	Omnicom Group	109,408
		198,353
Telecommunication Services—2.5%
2,340	NII Holdings - Class B *	172,692

Food & Staples Retailing—2.0%
3,230	Whole Foods Market	139,504

Food, Beverage & Tobacco—1.9%
2,060	Pepsico Inc	134,394

Semiconductors & Semiconductor Equipment—1.5%
4,990	Intel Corp	104,590

Utilities—1.3%
4,110	Aqua America	91,283

Consumer Durables & Apparel—1.2%
1,800	Coach Inc *	82,548

TOTAL COMMON STOCKS (Cost $6,000,849)		6,638,931

		Market
Share		Value
Amount	Description	(Note 2)
INVESTMENT FUNDS—2.2%
Financial Services—2.2%
1,890	iShares Russell 3000 Index Fund (Cost $156,002)	157,891

2

			Market
Face			Value
Value	Currency	Description	(Note 2)
REPURCHASE AGREEMENT—4.7%
Financial Services—4.7%
327,958	USD	Investors Bank & Trust Company Repurchase Agreement, dated 01/31/2007, due 02/01/2007, with a maturity value of $327,990 and an effective yield of 3.50%, collateralized by a U.S. Government and Agent Obligation, with a rate of 5.72%, a maturity of 03/16/2032 and an aggregate market value of $344,356. (Cost $327,958)	327,958

TOTAL INVESTMENTS — 101.7% (Cost $6,484,809)			7,124,780
Other Assets and Liabilities (NET) — (1.7%)			(121,199)
TOTAL NET ASSETS — 100.0%			$7,003,581

Notes to the Portfolio of Investments:

ADR      American Depositary Receipt

*                                         Non-income producing security.

Aggregate cost for federal income tax purposes was $6,484,909.

Glossary of Currencies

USD   — United States Dollar

3

Julius Baer Funds

Julius Baer U.S. Multicap Fund

PORTFOLIO OF INVESTMENTS—Industry Sector (Unaudited)

January 31, 2007

(Percentage of Net Assets)

At January 31, 2007, sector diversification of the Fund’s non-cash equivalents investments were as follows:

		Market
	% of Net	Value
	Assets	(Note 1)

INDUSTRY SECTOR
Financials	23.7%	$1,661,090
Information Technology	15.9	1,115,640
Consumer Discretionary	14.9	1,040,911
Healthcare	14.6	1,022,350
Industrials	8.8	615,641
Consumer Staples	7.7	538,679
Energy	7.7	538,536
Telecommunications	2.4	172,692
Utilities	1.3	91,283
Cash & Cash Equivalents	4.7	327,958
Total Investments	101.7	7,124,780
Other Assets and Liabilities (Net)	(1.7)	(121,199)
Net Assets	100.0%	$7,003,581

See Notes to Financial Statements.

JULIUS BAER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.  Significant Accounting Policies

a)  Portfolio valuation:  Each Fund’s investments are valued at market. Equity securities, which are traded primarily on a U.S. or foreign stock exchange are valued at the last sale price on that exchange or, if there were no sales during the day, at the mean of the current quoted bid and asked prices. Portfolio securities which are traded primarily on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant event subsequent to that time is likely to have changed such value, including substantial changes in the values of U.S. markets subsequent to the close of a foreign market. In these circumstances, the fair value of those securities will be determined by consideration of other factors by or under the direction of the Global Equity Fund’s Board of Directors, the Trust’s Board of Trustees (the “Board” and collectively, the “Boards”) or their respective delegates. Debt securities (other than government securities and short-term obligations) are valued by independent pricing services approved by the respective Board. Investments in government securities (other than short-term securities) are valued at the mean of the quoted bid and asked prices in the over-the-counter market. Short-term investments that mature in 60 days or less are valued at amortized cost. Any securities for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotations, are valued in accordance with fair value pricing approved by the respective Board.  To the extent each Fund invests in other open-end funds, the Fund will calculate its NAV based upon the NAV of the underlying funds in which it invests. The prospectuses of these underlying funds explain the circumstances under which they will use fair value pricing and the effects of such fair value pricing.

The Boards have identified certain circumstances in which the use of fair value pricing method is necessary. In such circumstances, the Boards have also approved an independent fair value service for foreign equities, which may provide the fair value price. For options and warrants, a fair value price may be determined using an industry accepted modeling tool. In addition, the Funds’ Pricing Committees may determine a fair value price, subject to the approval of the respective Board, based upon factors that include the type of the security, the initial cost of the security and price quotations from dealers and/or pricing services in similar securities or in similar markets.

b)  Repurchase agreements:  The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation in return for the use of the Fund’s available cash, subject to an obligation of the seller to repurchase and the Fund to resell the obligation, at an agreed-upon price and time. Thus, the yield during the Fund’s holding period is determinable. This arrangement results in a fixed rate of return that is not subject to market fluctuations during a Fund’s holding period. The value of the collateral at all times is equal to at least 100% of the total amount of the repurchase obligations, including accrued interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to a Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights. The Funds’ investment advisor reviews the value of the collateral and the creditworthiness of those banks and dealers with whom the Funds enter into repurchase agreements to evaluate potential risks.

c)  Foreign currency:  The books and records of the Funds are maintained in U.S. dollars. Foreign currencies and investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period, purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Unrealized gains or losses on investments which result from changes in foreign currencies have been included in the net unrealized appreciation (depreciation) of investments. Net realized currency gains and losses include foreign currency gains and losses between trade date and settlement date on investment securities transactions, gains and losses from foreign currency transactions and the gains and losses from differences between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the purchase trade date and sale trade date is included in realized gains and losses on security transactions.

d)  Forward foreign currency contracts:  Forward foreign currency contracts are valued at the forward rate and are marked-to-market at each valuation date. The change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

As part of its investment strategy, a Fund may enter into forward foreign currency contracts to manage a Fund’s portfolio holdings against currency risks. A Fund may also utilize forward foreign currency contracts to reduce or eliminate an underweighted position in a currency relative to its benchmark when purchasing underlying equities denominated in that currency is not advisable by the advisor. With respect to a Fund’s obligations to purchase or sell currencies under forward foreign currency contracts, a Fund will either deposit with its custodian in a segregated account cash or other liquid securities having a value at least equal to its obligations, or continue to own or have the right to sell or acquire respectively, the currency subject to the forward foreign currency contract.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, a Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

e)  Financial Futures Contracts:  In order to gain exposure to or protect against changes in security values, the Funds may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Funds and the prices of future contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. The Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by a fund as unrealized gains or losses. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. (see Note 12 for outstanding futures contracts at January 31, 2007)

f)  Options: The Funds may write options to generate current income and to manage investment risk. Each Fund may write put and call options on up to 25% of the net asset value of the securities in its portfolio and will realize fees (referred to as “premiums”) for granting the rights evidenced by the options. When a Fund writes a call option or a put option, an amount equal to the premium received by that Fund is recorded as a liability, the value of which is marked-to-market at each valuation date. When a written option expires, that Fund realizes a gain equal to the amount of the premium originally received. When a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when the option was sold/written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the amount of the premium originally received.  When a put option is exercised, the amount of the premium originally received will reduce the cost of the security which that Fund purchased upon exercise. The Funds will write only covered options.

The Funds may purchase put and call options that are traded on foreign as well as U.S. exchanges and in the over-the-counter market. Each Fund may utilize up to 2% of its assets to purchase both put and call options on portfolio securities. Purchases of put and call options are recorded as an investment, the value of which is marked-to-market at each valuation date. When a purchased option expires, no proceeds will be expected and a Fund will realize a loss.  When a fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

All the funds except the Total Return Bond Fund may purchase and sell call and put options on stock indices. A Fund’s possible loss, in either case will be limited to the premium paid for the option, plus related transaction costs. In contrast to an option on a security, an option on a stock index provides the holder with the right but not the obligation to make or receive a cash settlement upon exercise of the option, rather than the right to purchase or sell a security. The amount of this settlement is equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a call) or is below (in the case of a put) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed “index multiplier.”

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. In addition, a Fund could be exposed to risks if the counterparties to the transaction are unable to meet the terms of the contracts.

g)  Swaps: Global Equity und, International Equity Fund, International Equity Fund II, Total Return and Global High Income Fund may enter into interest rate, currency, index, total return and credit default swaps. These Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Funds anticipate purchasing at a later date. Interest rate swaps involve the exchange with another party of their respective commitments to pay or receive interest, for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. A total return swap is an agreement to exchange the return on a stock, bond or index for a fixed or variable financing charge. A credit default swap is an agreement between two counterparties that allows one counterparty to be “long” a third-party credit risk, and the other counterparty to be “short” the credit risk. Credit default swaps are designed to transfer the credit exposure of fixed income products between parties.

These Funds will usually enter into swaps on a net basis, that is, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps are entered into for good faith hedging purposes, the investment advisor believes such obligations do not constitute senior securities under the 1940 Act, and, accordingly, will not treat them as being subject to its borrowing restrictions. These Funds will not enter into any swap transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody’s or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the investment advisor. If there is a default by the counterparty, these Funds may have contractual remedies pursuant to the agreements related to the transaction.

h)  Securities Lending: The Global Equity Fund, the International Equity Fund, the International Equity Fund II, the U.S. Microcap Fund, the U.S. Smallcap Fund, the U.S. Midcap Fund and the U.S. Multicap Fund have established securities lending agreements with Investors Bank & Trust Company in which the Funds lend portfolio securities to a broker in exchange for collateral consisting of either cash or U.S. government securities in an amount at least equal to 100% of the market value of the securities on loan. These Funds may loan securities to brokers, dealers, and financial institutions determined by the Julius Baer Investment Management LLC (“JBIM or Advisor”) to be creditworthy, subject to certain limitations.  Under these agreements, these Funds continue to earn income on the securities loaned. Collateral received is generally cash, and such Funds invest the cash and receive any interest on the amount invested, but they must also pay the broker a loan rebate fee computed as a varying percentage of the collateral received. In the event of counterparty default, these Funds are subject to potential loss if any such Fund is delayed or prevented from exercising its right to dispose of the collateral.  These Funds each bear risk in the event that invested collateral is not sufficient to meet obligations due on the loans.

i)  Securities transactions and investment income:  Securities transactions are recorded as of the trade date.  Realized gains and losses from securities transactions are recorded on the identified cost basis.  Interest income is recorded on an accrual basis and includes amortization and accretion of bond premiums and discounts, respectively, using effective interest method.  Dividend income is recorded in the statement of operations on the ex-dividend date or when the Fund becomes aware of dividend distribution. It is expected that certain capital gains earned by the Funds and certain dividends and interest received by the Funds will be subject to foreign withholding taxes.

j)  Dividends and distributions to shareholders:  Distributions to shareholders are recorded on the ex-dividend date. Each Fund intends to distribute annually to its shareholders substantially all of its taxable income. The Total Return Bond Fund and the Global High Income Fund declare and pay monthly dividends. The International Equity Fund, the International Equity Fund II, the Global Equity Fund, the U.S. Microcap Fund, the U.S. Smallcap Fund, the U.S. Midcap Fund and the U.S. Multicap Fund declare and pay dividends from net investment income, if any, annually. The Funds will distribute net realized capital gains, if any, annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of the Funds to avoid the application of the excise tax imposed under Section 4982 of the Internal Revenue Code of 1986, as amended, for certain undistributed amounts. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds as a whole.

k)  Federal income taxes:  The Global Equity Fund and the Trust intend that each Fund separately qualify as a regulated investment company for U.S. federal income tax purposes. Accordingly, the Funds do not anticipate that any income taxes will be paid.

i)  Bank Loans: The Global High Income Fund may invest in Bank Loans. Bank Loans include institutionally traded floating and fixed-rate debt securities general acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. Many such loans are secured, although some may be unsecured. Loans that are fully secured offer a fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. There is no assurance that any collateral securing a loan could be liquidated or, if liquidated, that such collateral would be of sufficient value to repay the loans taken against it. There may be limited secondary market liquidity for these instruments which could result in volatile pricing for the securities which in turn may affect this Fund’s NAV.

2.  Net Unrealized Tax Appreciation/Depreciation

At January 31, 2007, net unrealized appreciation/depreciation for federal income tax purposes is comprised of the following components:

				Tax Basis
	Federal	Gross	Gross	Net Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Global Equity Fund	$59,979,628	$7,281,277	$(1,037,928)	$6,243,349
International Equity Fund	16,217,422,685	6,728,451,015	(130,401,565)	6,598,049,450
International Equity Fund II	4,009,087,979	660,145,651	(29,534,009)	630,611,642
Total Return Bond Fund	830,417,458	1,830,725	(3,673,638)	(1,842,913)
Global High Income Fund	125,994,813	2,624,581	(284,261)	2,340,320
U.S. Microcap Fund	6,207,000	734,735	(84,017)	650,718
U.S. Smallcap Fund	5,469,713	708,042	(114,720)	593,322
U.S. Midcap Fund	5,979,692	907,087	(164,954)	742,133
U.S. Multicap Fund	6,484,909	766,501	(126,630)	639,871

3.  Investments in Affiliated Issuers

An affiliated issuer, as defined under 1940 Act is one in which a Fund’s holdings of an issuer represents 5% or more of the outstanding voting securities of the issuer. A summary of International Equity Fund’s investments in securities of these issuers for the period ended January 31, 2007, is set forth below:

	Shares Held				Market Value
	January 31,	Purchases	Proceeds	Dividend	January 31,
Affiliate	2007	(Cost)	Sales	Income	2007
Agora SA	3,085,052	$—	$—	$—	$39,820,545
AIK Banka AD	344,461	$—	$—	$—	$36,160,458
Alpha Cement JSC	433,831	$—	$—	$—	$28,199,015
Bank Forum JSC	3,601,515	$—	$—	$—	$42,747,953
Beijing Capital International Airport – Class H	77,347,451	$—	$—	$—	$71,709,089

Biofarm Bucuresti	24,113,009	$495,829	$—	$—	$6,399,321
Clear Media	30,433,082	$—	$—	$—	$37,355,987
Compania Anonima Nacional Telefonos De Venezuela- ADR	3,247,285	$—	$4,028,700	$3,540,754	$43,546,092
Compa-Sibiu	9,223,800	$706,508	$—	$—	$4,719,678
Condmag	16,622,500	$—	$—	$—	$6,347,373
Curanum AG	1,386,693	$—	$2,576,892	$—	$12,430,763
DZI Insurance & Reinsurance	212,919	$—	$—	$—	$25,847,840
HK-Ruokatalo Oyj - Class A	1,871,592	$6,602,268	$—	$—	$36,876,526
Impact SA	59,449,499	$—	$—	$—	$16,231,248
Inter Cars	882,334	$—	$—	$—	$13,777,263
Komercni Banka	1,902,359	$29,193,851	$—	$—	$283,730,771
Komercijalana Banka AD	41,520	$—	$—	$—	$57,804,352
Mercantil Servicios Financios Class B	19,969,105	$—	$—	$111,596	$48,358,099
Olvi Oyj	789,582	$—	$—	$—	$21,013,694
Polska Grupa Farmaceutyczna	739,382	$—	$—	$—	$18,573,074
Royal UNIBREW	335,340	$—	$—	$—	$46,228,176
Shenzen Chiwan Wharf Class B	10,867,372	$—	$—	$—	$21,680,142
Spazio Investment	2,025,490	$—	$—	$—	$40,686,492
Stalexport SA	10,000,000	$—	$—	$—	$14,782,441
Tigar AD	130,820	$—	$—	$—	$4,078,962
Ukrinbank	1,328,616,000	$—	$—	$—	$14,614,776
Veropharm	720,589	$—	$—	$—	$27,886,794
Wumart Stores - Class H	27,342,132	$—	$—	$—	$19,257,365

4.  Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include the loss of value in investments of foreign securities because of currency exchange rate fluctuations, price volatility that may exceed the volatility of U.S. securities, uncertain political conditions, lack of timely and reliable financial information and other factors. These risks are increased for investment in emerging markets. Emerging market securities involve unique risks, such as exposure to economies less diverse and mature than that of the U.S. or more established foreign markets. Economic or political instability may cause larger price changes in emerging market securities than other foreign securities. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

5.  Financial Futures Contracts

The following financial futures contracts were outstanding on the Fund as of January 31, 2007:

	Expiration Date	Contracts	Description	Position	Face Amount	Net Unrealized Appreciation (Depreciation)
Global Equity Fund:

	03/07	2	TOPIX Index	Long	$285,218	$20,972
	03/07	7	EUR STOXX	Long	$381,402	$10,391
	03/07	1	DAX Index	Long	$221,377	$9,349
						$40,712

	Expiration Date	Contracts	Description	Position	Face Amount	Net Unrealized Appreciation (Depreciation)
International Equity Fund:

	03/07	7690	EUR STOXX	Long	$418,996,867	$11,415,260
	03/07	522	NIKKEI 225 Index	Long	$75,046,131	$4,753,513
	03/07	652	TOPIX Index	Long	$92,981,151	$6,836,919
						$23,005,692

	Expiration Date	Contracts	Description	Position	Face Amount	Net Unrealized Appreciation (Depreciation)
International Equity Fund II:

	03/07	1227	EUR STOXX	Long	$66,854,246	$1,821,395
	03/07	105	NIKKEI 225 Index	Long	$15,095,486	$788,341
	03/07	131	TOPIX Index	Long	$18,681,796	$1,373,675
						$3,983,411

6.  Swaps

The International Equity Fund has entered into the following swap agreements:

A Total Return Swap Agreement with UBS AG (London) whereby this Fund will receive the dividend yield based on the Nikkei 225 Index net of any relevant withholding tax. In exchange, this Fund will make semi-annual payments equal to 1.10% on the 1,961,000,000 JPY face value plus the repo spread 0.30% on 1,800,000,000 JPY plus a spread of 0.25% on the same notional amount. The value of the contract, which terminates on September 17, 2008, is recorded as unrealized appreciation of $14,968,792 at January 31, 2007.

A Total Return Swap Agreement with UBS AG (London) whereby this Fund will receive the dividend yield based on the Nikkei 225 Index net of any relevant withholding tax. In exchange, this Fund will make semi-annual payments equal to 0.80% on the 1,958,000,000 JPY face value plus the repo spread 0.32% on the same notional amount. The value of the contract, which terminates on June 17, 2008, is recorded as unrealized appreciation of $13,825,186 at January 31, 2007.

A Total Return Swap Agreement with UBS AG (London) whereby this Fund will receive the dividend yield based on the TOPIX Index net of any relevant withholding tax. In exchange, this Fund will make semi-annual payments equal to 1.10% on the 1,961,000,000 JPY face value plus the repo spread 0.37% on 1,800,000,000 JPY plus a spread of 0.25% on the same notional amount. The value of the contract, which terminates on September 17, 2008, is recorded as unrealized appreciation of $15,023,523 at January 31, 2007.

A Total Return Swap Agreement with UBS AG (London) whereby this Fund will receive the dividend yield based on the TOPIX Index net of any relevant withholding tax. In exchange, this Fund will make semi-annual payments equal to 0.80% on the 1,958,000,000 JPY face value plus the repo spread 0.32% on 1,800,000,000 JPY plus a spread of 0.25% on the same notional amount. The value of the contract, which terminates on June 17, 2008, is recorded as unrealized appreciation of $13,879,916 at January 31, 2007.

A Total Return Swap Agreement with ING Bank N.V. whereby this fund will receive the notional amount multiplied by the return on SC Impact Bucuresti, variable rate, 6 month Euribor + 6.5%, due 01/31/2009. In exchange, this Fund will pay the net coupon amounts on the notional amount converted into EUR at a specified FX rate. The value of the contract, which expires on March 1, 2009 is recorded as unrealized depreciation of $15,410 at January 31, 2007.

The Global High Income Fund has entered into the following swap agreements:

A Credit Default Swap Agreement with Goldman Sachs International whereby this Fund will receive the notional amount of $600,000 multiplied by 0.50%. In exchange this Fund will pay the notional amount upon a default of Lear Corp., Inc., 5.75% due August 1, 2014. The value of the contract, which expires June 20, 2011 is unrealized appreciation for open swap contracts of $42,425 at January 31, 2007.

A Credit Default Swap Agreement with Merrill Lynch whereby this Fund will receive the notional amount of $600,000 multiplied by 0.50%. In exchange this Fund will pay the notional amount upon a default of Grohe Holding, 8.625% due October 1, 2014. The value of the contract, which expires December 20, 2011 is unrealized appreciation for open swap contracts of $47,409 at January 31, 2007.

A Credit Default Swap Agreement with JPMorgan Chase & Co.  whereby this Fund will receive the notional amount of $2,000,000 multiplied by 3.25%. In exchange this Fund will pay the notional amount upon a default of Dow Jones CDX N.A. HY7 Index. The value of the contract, which expires December 20, 2011 is unrealized appreciation for open swap contracts of $70,313 at January 31, 2007.

Item 2. Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17CFR 270.30a-3(c)), are effective based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There have been no changes in the Registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                  Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are attached hereto as Exibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Julius Baer Investment Funds

By:	/s/ Tony Williams
Tony Williams
President (Principal Executive Officer)

Date:	03/30/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Craig M. Giunta
Craig M. Giunta
Chief Financial Officer (Principal Financial Officer)
Date:	03/30/2007

By:	/s/ Tony Williams
Tony Williams
President (Principal Executive Officer)
Date:	03/30/2007